Quarterly Holdings Report
for
Fidelity® Small Cap Index Fund
January 31, 2023
SSP-NPRT3-0423
1.883103.111
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)(b)	155,943	5,624,864
ATN International, Inc. (b)	91,569	4,475,893
Bandwidth, Inc. (a)(b)	192,668	4,793,580
Charge Enterprises, Inc. (a)(b)	1,005,663	1,347,588
Cogent Communications Group, Inc.	355,882	24,402,829
Consolidated Communications Holdings, Inc. (a)	621,181	2,702,137
EchoStar Holding Corp. Class A (a)(b)	278,070	5,202,690
Globalstar, Inc. (a)(b)	5,649,427	7,965,692
IDT Corp. Class B (a)	130,619	3,838,892
Iridium Communications, Inc.	1,033,514	61,845,445
Liberty Latin America Ltd.:
Class A (a)	132,911	1,307,844
Class C (a)(b)	1,393,863	13,729,551
Ooma, Inc. (a)(b)	196,083	2,817,713
Radius Global Infrastructure, Inc. (a)(b)	637,038	8,580,902
		148,635,620
Entertainment - 0.3%
Cinemark Holdings, Inc. (a)(b)	898,055	10,722,777
IMAX Corp. (a)(b)	392,673	6,675,441
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	35,440	1,245,007
Class C (a)(b)	357,515	12,398,620
Lions Gate Entertainment Corp.:
Class A (a)(b)	684,101	5,452,285
Class B (a)(b)	750,201	5,716,532
Madison Square Garden Entertainment Corp. (a)(b)	216,014	11,295,372
Marcus Corp. (b)	193,915	2,935,873
Playstudios, Inc. Class A (a)(b)	612,068	2,827,754
Reservoir Media, Inc. (a)(b)	151,457	1,066,257
Skillz, Inc. (a)(b)	2,583,386	2,065,159
		62,401,077
Interactive Media & Services - 0.8%
Bumble, Inc. (a)(b)	713,913	18,383,260
CarGurus, Inc. Class A (a)(b)	846,424	14,939,384
Cars.com, Inc. (a)	547,914	9,369,329
DHI Group, Inc. (a)	331,495	1,969,080
Eventbrite, Inc. (a)(b)	650,302	5,781,185
EverQuote, Inc. Class A (a)(b)	166,614	2,599,178
fuboTV, Inc. (a)(b)	1,587,072	4,078,775
MediaAlpha, Inc. Class A (a)	202,316	2,822,308
Outbrain, Inc. (a)(b)	310,378	1,527,060
QuinStreet, Inc. (a)	419,313	6,428,068
Shutterstock, Inc.	199,336	15,004,021
The Arena Group Holdings, Inc. (b)	84,668	756,932
TrueCar, Inc. (a)	720,208	2,247,049
Vimeo, Inc. (a)	1,197,853	5,438,253
Vinco Ventures, Inc. (a)(b)	1,927,189	1,424,000
Wejo Group Ltd. (a)(b)	176,587	155,397
Yelp, Inc. (a)	558,969	17,613,113
Ziff Davis, Inc. (a)(b)	377,462	33,775,300
ZipRecruiter, Inc. (a)(b)	605,234	11,886,796
		156,198,488
Media - 0.8%
AdTheorent Holding Co., Inc. Class A (a)(b)	284,797	495,547
Advantage Solutions, Inc. Class A (a)(b)	686,980	1,779,278
AMC Networks, Inc. Class A (a)(b)	251,498	4,655,228
Audacy, Inc. Class A (a)(b)	900,617	289,278
Boston Omaha Corp. (a)(b)	184,997	4,893,171
Cardlytics, Inc. (a)(b)	263,427	1,975,703
Clear Channel Outdoor Holdings, Inc. (a)(b)	3,058,664	5,842,048
Cumulus Media, Inc. (a)	136,779	916,419
Daily Journal Corp. (a)(b)	9,898	3,028,788
E.W. Scripps Co. Class A (a)(b)	485,786	7,262,501
Entravision Communication Corp. Class A	505,963	3,288,760
Gambling.com Group Ltd. (a)(b)	65,868	630,357
Gannett Co., Inc. (a)(b)	1,187,815	2,684,462
Gray Television, Inc.	683,190	8,854,142
iHeartMedia, Inc. (a)(b)	1,000,593	7,754,596
Innovid Corp. (a)(b)	612,754	1,378,697
Integral Ad Science Holding Corp. (a)	319,599	3,285,478
John Wiley & Sons, Inc. Class A	354,767	16,248,329
Loyalty Ventures, Inc. (a)(b)	160,696	297,288
Magnite, Inc. (a)(b)	1,096,499	13,245,708
PubMatic, Inc. (a)(b)	361,601	5,543,343
Scholastic Corp.	246,991	10,926,882
Sinclair Broadcast Group, Inc. Class A (b)	332,716	6,863,931
Stagwell, Inc. (a)(b)	638,177	4,480,003
TechTarget, Inc. (a)	224,181	11,103,685
TEGNA, Inc.	1,834,352	36,558,635
Thryv Holdings, Inc. (a)(b)	209,123	4,678,082
Urban One, Inc.:
Class A (a)	117,834	826,016
Class D (non-vtg.) (a)	17,391	86,607
WideOpenWest, Inc. (a)(b)	443,366	5,094,275
		174,967,237
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	409,243	6,863,005
KORE Group Holdings, Inc. (a)(b)	261,381	653,453
Shenandoah Telecommunications Co. (b)	401,377	7,846,920
Telephone & Data Systems, Inc. (b)	839,292	11,221,334
U.S. Cellular Corp. (a)(b)	121,618	2,974,776
		29,559,488
TOTAL COMMUNICATION SERVICES		571,761,910
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 1.4%
Adient PLC (a)(b)	783,280	35,263,266
American Axle & Manufacturing Holdings, Inc. (a)(b)	931,277	8,260,427
Dana, Inc.	1,062,185	19,268,036
Dorman Products, Inc. (a)(b)	218,172	21,175,774
Fox Factory Holding Corp. (a)(b)	350,656	41,408,967
Gentherm, Inc. (a)(b)	273,191	20,333,606
Holley, Inc. (a)(b)	427,289	1,414,327
LCI Industries (b)	205,667	23,079,951
Luminar Technologies, Inc. (a)(b)	2,074,679	13,838,109
Modine Manufacturing Co. (a)	407,920	9,745,209
Motorcar Parts of America, Inc. (a)(b)	156,982	2,285,658
Patrick Industries, Inc. (b)	178,470	12,666,016
Solid Power, Inc. (a)(b)	1,098,543	3,680,119
Standard Motor Products, Inc.	165,580	6,699,367
Stoneridge, Inc. (a)	215,905	5,324,217
The Goodyear Tire & Rubber Co. (a)	2,310,510	25,993,238
Visteon Corp. (a)	229,353	35,857,048
XPEL, Inc. (a)(b)	178,213	13,556,663
		299,849,998
Automobiles - 0.2%
Canoo, Inc. (a)(b)	1,385,979	1,663,175
Cenntro Electric Group Ltd. (a)(b)	1,515,007	1,155,496
Faraday Future Intelligent Electric, Inc. (a)(b)	1,730,114	1,470,597
Fisker, Inc. (a)(b)	1,469,348	10,946,643
Lordstown Motors Corp. Class A (a)(b)	1,441,459	1,888,311
Mullen Automotive, Inc. (a)(b)	2,709,810	931,904
Winnebago Industries, Inc. (b)	247,977	15,791,175
Workhorse Group, Inc. (a)(b)	1,285,509	2,840,975
		36,688,276
Distributors - 0.0%
Funko, Inc. (a)(b)	267,554	3,237,403
Weyco Group, Inc. (b)	47,267	1,286,608
		4,524,011
Diversified Consumer Services - 1.0%
2U, Inc. (a)(b)	626,722	5,408,611
Adtalem Global Education, Inc. (a)	370,650	14,151,417
American Public Education, Inc. (a)	157,282	1,904,685
Carriage Services, Inc.	111,902	3,627,863
Chegg, Inc. (a)	1,030,663	21,396,564
Coursera, Inc. (a)	947,024	15,105,033
Duolingo, Inc. (a)(b)	195,120	18,632,009
European Wax Center, Inc. (b)	204,242	3,847,919
Frontdoor, Inc. (a)(b)	682,291	18,544,669
Graham Holdings Co.	30,331	19,815,546
Laureate Education, Inc. Class A	1,109,004	12,176,864
Nerdy, Inc. Class A (a)(b)	468,785	1,331,349
OneSpaWorld Holdings Ltd. (a)(b)	546,990	5,748,865
Perdoceo Education Corp. (a)	553,181	8,281,120
Rover Group, Inc. Class A (a)(b)	786,549	3,216,985
Strategic Education, Inc. (b)	187,557	17,508,446
Stride, Inc. (a)(b)	336,173	14,431,907
The Beachbody Co., Inc. (a)(b)	793,786	493,100
Udemy, Inc. (a)(b)	605,757	7,596,193
Universal Technical Institute, Inc. (a)(b)	260,030	1,971,027
Vivint Smart Home, Inc. Class A (a)(b)	781,857	9,366,647
WW International, Inc. (a)(b)	453,927	2,256,017
		206,812,836
Hotels, Restaurants & Leisure - 2.5%
Accel Entertainment, Inc. (a)	470,144	4,334,728
Bally's Corp. (a)	295,833	5,878,202
Biglari Holdings, Inc. Class B (a)	5,786	943,523
BJ's Restaurants, Inc. (a)(b)	187,740	5,926,952
Bloomin' Brands, Inc. (b)	718,255	17,417,684
Bluegreen Vacations Holding Corp. Class A	95,858	3,109,634
Bowlero Corp. Class A (a)(b)	244,314	3,359,318
Brinker International, Inc. (a)(b)	358,928	14,163,299
Century Casinos, Inc. (a)	210,927	1,860,376
Chuy's Holdings, Inc. (a)(b)	148,000	5,066,040
Cracker Barrel Old Country Store, Inc. (b)	183,142	20,434,984
Dave & Buster's Entertainment, Inc. (a)(b)	353,935	15,343,082
Denny's Corp. (a)	456,438	5,486,385
Dine Brands Global, Inc. (b)	121,618	9,402,288
El Pollo Loco Holdings, Inc. (b)	160,447	1,968,685
Everi Holdings, Inc. (a)	711,525	12,359,189
F45 Training Holdings, Inc. (a)(b)	305,299	946,427
First Watch Restaurant Group, Inc. (a)	129,760	2,102,112
Full House Resorts, Inc. (a)(b)	264,742	2,335,024
Golden Entertainment, Inc. (a)	165,869	6,551,826
Hilton Grand Vacations, Inc. (a)	708,532	33,556,076
Inspirato, Inc. (a)(b)	95,680	119,600
Inspired Entertainment, Inc. (a)	174,469	2,599,588
International Game Technology PLC	810,943	21,449,442
Jack in the Box, Inc.	175,201	13,311,772
Krispy Kreme, Inc. (b)	598,171	7,297,686
Kura Sushi U.S.A., Inc. Class A (a)(b)	38,578	2,397,237
Life Time Group Holdings, Inc. (a)(b)	346,901	6,518,270
Light & Wonder, Inc. Class A (a)	779,230	50,844,758
Lindblad Expeditions Holdings (a)(b)	279,003	3,320,136
Monarch Casino & Resort, Inc. (a)	110,001	8,428,277
NeoGames SA (a)	108,806	1,403,597
Noodles & Co. (a)	318,034	2,000,434
Papa John's International, Inc.	269,359	24,158,809
Portillo's, Inc. (a)	230,770	5,206,171
RCI Hospitality Holdings, Inc. (b)	71,322	6,475,324
Red Rock Resorts, Inc. (b)	414,974	18,677,980
Rush Street Interactive, Inc. (a)(b)	513,400	2,202,486
Ruth's Hospitality Group, Inc.	263,085	4,554,001
SeaWorld Entertainment, Inc. (a)(b)	328,373	20,487,191
Shake Shack, Inc. Class A (a)(b)	310,179	17,642,982
Sonder Holdings, Inc. (a)(b)	1,538,518	2,061,614
Sweetgreen, Inc. Class A (a)(b)	738,640	7,659,697
Target Hospitality Corp. (a)(b)	240,810	3,697,638
Texas Roadhouse, Inc. Class A (b)	553,338	55,571,735
The Cheesecake Factory, Inc. (b)	400,545	15,721,391
The ONE Group Hospitality, Inc. (a)(b)	186,085	1,401,220
Vacasa, Inc. Class A (a)(b)	967,424	1,692,992
Wingstop, Inc. (b)	247,659	39,246,522
Xponential Fitness, Inc. (a)(b)	146,229	4,018,373
		522,712,757
Household Durables - 1.7%
Aterian, Inc. (a)(b)	544,335	832,833
Beazer Homes U.S.A., Inc. (a)	243,083	3,979,269
Cavco Industries, Inc. (a)	73,794	19,636,583
Century Communities, Inc.	233,897	14,314,496
Dream Finders Homes, Inc. (a)(b)	177,576	2,244,561
Ethan Allen Interiors, Inc.	187,326	5,383,749
GoPro, Inc. Class A (a)	1,066,644	6,559,861
Green Brick Partners, Inc. (a)(b)	224,404	7,001,405
Helen of Troy Ltd. (a)(b)	196,614	22,239,010
Hovnanian Enterprises, Inc. Class A (a)(b)	43,721	2,530,571
Installed Building Products, Inc. (b)	197,186	21,708,207
iRobot Corp. (a)(b)	219,215	9,864,675
KB Home	637,444	24,509,722
La-Z-Boy, Inc. (b)	355,975	10,120,369
Landsea Homes Corp. (a)	82,684	548,195
Legacy Housing Corp. (a)(b)	68,216	1,365,684
LGI Homes, Inc. (a)(b)	169,643	19,313,856
Lifetime Brands, Inc.	91,088	729,615
Lovesac (a)(b)	116,839	3,007,436
M.D.C. Holdings, Inc.	475,624	17,959,562
M/I Homes, Inc. (a)	220,006	13,156,359
Meritage Homes Corp. (a)	299,603	32,264,247
Purple Innovation, Inc. (a)(b)	453,492	2,630,254
Skyline Champion Corp. (a)(b)	441,725	26,039,689
Snap One Holdings Corp. (a)(b)	137,026	1,314,079
Sonos, Inc. (a)(b)	1,053,440	19,425,434
Taylor Morrison Home Corp. (a)	862,889	30,891,426
Traeger, Inc. (a)(b)	283,334	1,028,502
TRI Pointe Homes, Inc. (a)	830,934	18,355,332
Tupperware Brands Corp. (a)(b)	365,787	1,620,436
Universal Electronics, Inc. (a)	98,826	2,315,493
Vizio Holding Corp. (a)(b)	568,847	4,983,100
Vuzix Corp. (a)(b)	491,450	2,560,455
Weber, Inc. (b)	223,256	1,821,769
		352,256,234
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)(b)	224,376	2,237,029
1stDibs.com, Inc. (a)(b)	176,298	1,070,129
a.k.a. Brands Holding Corp. (a)(b)	61,208	93,036
BARK, Inc. (a)(b)	985,475	1,980,805
Boxed, Inc. Class A (a)(b)	455,666	243,964
CarParts.com, Inc. (a)(b)	423,215	2,886,326
ContextLogic, Inc. (a)(b)	4,700,212	3,233,276
Duluth Holdings, Inc. (a)(b)	109,537	728,421
Groupon, Inc. (a)(b)	181,319	1,497,695
Lands' End, Inc. (a)(b)	127,749	1,153,573
Liquidity Services, Inc. (a)(b)	204,621	3,067,269
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	131,578	424,997
Overstock.com, Inc. (a)(b)	353,000	8,546,130
PetMed Express, Inc.	168,530	3,620,024
Porch Group, Inc. Class A (a)(b)	679,224	2,003,711
Quotient Technology, Inc. (a)	744,759	3,016,274
Qurate Retail, Inc. Series A (a)(b)	2,906,793	7,499,526
Rent the Runway, Inc. Class A (a)(b)	394,697	1,693,250
Revolve Group, Inc. (a)(b)	338,012	9,646,862
RumbleON, Inc. Class B (a)(b)	88,907	747,708
Stitch Fix, Inc. (a)(b)	692,430	3,607,560
The RealReal, Inc. (a)(b)	742,217	1,358,257
thredUP, Inc. (a)(b)	494,907	856,189
Vivid Seats, Inc. Class A (a)(b)	217,972	1,854,942
Xometry, Inc. (a)(b)	283,527	9,929,116
		72,996,069
Leisure Products - 0.4%
Acushnet Holdings Corp. (b)	275,202	12,920,734
AMMO, Inc. (a)(b)	763,567	1,893,646
Clarus Corp. (b)	242,935	2,441,497
Johnson Outdoors, Inc. Class A	44,127	3,020,934
Latham Group, Inc. (a)(b)	358,101	1,575,644
Malibu Boats, Inc. Class A (a)(b)	169,737	10,284,365
Marine Products Corp.	59,392	789,914
MasterCraft Boat Holdings, Inc. (a)	145,373	4,180,927
Smith & Wesson Brands, Inc. (b)	376,518	4,171,819
Solo Brands, Inc. Class A (a)(b)	178,195	787,622
Sturm, Ruger & Co., Inc.	142,413	8,103,300
Topgolf Callaway Brands Corp. (a)(b)	1,154,451	28,272,505
Vista Outdoor, Inc. (a)(b)	461,798	13,553,771
		91,996,678
Multiline Retail - 0.1%
Big Lots, Inc. (b)	237,291	3,882,081
Dillard's, Inc. Class A (b)	32,853	12,921,413
Franchise Group, Inc. (b)	218,353	6,744,924
		23,548,418
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A (a)	403,027	11,671,662
Academy Sports & Outdoors, Inc. (b)	640,532	37,419,879
America's Car Mart, Inc. (a)(b)	48,461	4,174,431
American Eagle Outfitters, Inc. (b)	1,274,973	20,578,064
Arko Corp. (b)	678,985	5,696,684
Asbury Automotive Group, Inc. (a)(b)	183,010	40,262,200
Bed Bath & Beyond, Inc. (a)(b)	636,983	1,796,292
Big 5 Sporting Goods Corp. (b)	184,014	1,838,300
Boot Barn Holdings, Inc. (a)	244,205	20,388,675
Build-A-Bear Workshop, Inc. (a)(b)	112,425	2,761,158
Caleres, Inc. (b)	292,350	7,606,947
Camping World Holdings, Inc. (b)	323,756	8,226,640
Chico's FAS, Inc. (a)	1,017,638	5,362,952
Citi Trends, Inc. (a)(b)	67,665	2,130,094
Conn's, Inc. (a)(b)	108,994	1,025,634
Designer Brands, Inc. Class A (b)	418,576	4,315,519
Destination XL Group, Inc. (a)	472,319	3,367,634
EVgo, Inc. Class A (a)(b)	569,341	3,922,759
Express, Inc. (a)(b)	537,424	623,412
Foot Locker, Inc. (b)	667,156	29,027,958
Genesco, Inc. (a)(b)	104,094	5,026,699
Group 1 Automotive, Inc. (b)	116,485	24,910,317
GrowGeneration Corp. (a)(b)	474,301	2,447,393
Guess?, Inc. (b)	255,664	5,923,735
Haverty Furniture Companies, Inc. (b)	119,995	4,190,225
Hibbett, Inc. (b)	105,221	6,982,466
JOANN, Inc. (b)	93,212	365,391
LL Flooring Holdings, Inc. (a)	241,753	1,465,023
MarineMax, Inc. (a)(b)	175,710	5,490,938
Monro, Inc. (b)	257,768	13,120,391
Murphy U.S.A., Inc.	172,412	46,901,236
National Vision Holdings, Inc. (a)(b)	647,126	26,596,879
OneWater Marine, Inc. Class A (a)(b)	94,458	3,092,555
Rent-A-Center, Inc. (b)	414,518	11,146,389
Sally Beauty Holdings, Inc. (a)(b)	881,190	13,728,940
Shoe Carnival, Inc. (b)	145,312	3,968,471
Signet Jewelers Ltd. (b)	379,155	29,122,896
Sleep Number Corp. (a)(b)	175,544	6,035,203
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	148,407	7,970,940
Sportsman's Warehouse Holdings, Inc. (a)	321,798	3,034,555
The Aaron's Co., Inc.	251,584	3,685,706
The Buckle, Inc.	249,523	10,979,012
The Cato Corp. Class A (sub. vtg.) (b)	148,326	1,474,360
The Children's Place, Inc. (a)(b)	106,031	4,810,626
The Container Store Group, Inc. (a)(b)	270,899	1,411,384
The ODP Corp. (a)(b)	329,680	17,011,488
Tile Shop Holdings, Inc. (a)(b)	258,469	1,292,345
Tilly's, Inc. (a)(b)	188,109	1,666,646
Torrid Holdings, Inc. (a)(b)	121,924	453,557
TravelCenters of America LLC (a)	104,510	4,757,295
Urban Outfitters, Inc. (a)(b)	526,682	14,425,820
Volta, Inc. (a)(b)	1,027,368	881,687
Warby Parker, Inc. (a)(b)	692,853	11,189,576
Winmark Corp.	22,497	6,317,158
Zumiez, Inc. (a)(b)	130,418	3,368,697
		517,442,893
Textiles, Apparel & Luxury Goods - 0.8%
Allbirds, Inc. Class A (a)(b)	794,375	2,184,531
Crocs, Inc. (a)(b)	501,098	61,018,703
Ermenegildo Zegna Holditalia SpA (b)	487,187	5,583,163
Fossil Group, Inc. (a)(b)	396,607	2,252,728
G-III Apparel Group Ltd. (a)(b)	354,874	6,004,468
Kontoor Brands, Inc. (b)	458,234	21,885,256
Movado Group, Inc. (b)	128,129	4,530,641
Oxford Industries, Inc. (b)	124,801	14,629,173
PLBY Group, Inc. (a)(b)	342,946	1,001,402
Rocky Brands, Inc. (b)	55,300	1,740,844
Steven Madden Ltd. (b)	635,781	22,792,749
Superior Group of Companies, Inc.	85,689	1,022,270
Unifi, Inc. (a)(b)	112,839	964,773
Wolverine World Wide, Inc.	642,451	10,362,735
		155,973,436
TOTAL CONSUMER DISCRETIONARY		2,284,801,606
CONSUMER STAPLES - 3.4%
Beverages - 0.6%
Celsius Holdings, Inc. (a)(b)	459,326	46,079,584
Coca-Cola Bottling Co. Consolidated	38,900	19,713,742
Duckhorn Portfolio, Inc. (a)(b)	350,418	5,669,763
MGP Ingredients, Inc. (b)	116,930	11,405,352
National Beverage Corp. (a)(b)	195,743	8,651,841
Primo Water Corp.	1,302,820	20,389,133
The Vita Coco Co., Inc. (a)(b)	233,534	3,169,056
Vintage Wine Estates, Inc. (a)(b)	274,674	785,568
		115,864,039
Food & Staples Retailing - 0.6%
Andersons, Inc.	266,316	9,795,102
Chefs' Warehouse Holdings (a)(b)	282,832	10,812,667
HF Foods Group, Inc. (a)(b)	270,382	1,259,980
Ingles Markets, Inc. Class A	118,830	11,288,850
Natural Grocers by Vitamin Cottage, Inc.	69,056	685,726
PriceSmart, Inc.	204,169	15,171,798
Rite Aid Corp. (a)(b)	467,167	1,705,160
SpartanNash Co.	290,241	9,194,835
Sprouts Farmers Market LLC (a)(b)	875,851	27,983,439
United Natural Foods, Inc. (a)(b)	481,809	20,052,891
Village Super Market, Inc. Class A (b)	59,433	1,382,412
Weis Markets, Inc.	137,277	11,852,496
		121,185,356
Food Products - 1.1%
Alico, Inc. (b)	53,208	1,410,012
AppHarvest, Inc. (a)(b)	621,472	1,516,392
B&G Foods, Inc. Class A (b)	591,590	8,294,092
Benson Hill, Inc. (a)(b)	1,416,845	3,797,145
Beyond Meat, Inc. (a)(b)	509,255	8,367,060
BRC, Inc. Class A (a)(b)	225,294	1,486,940
Cal-Maine Foods, Inc.	315,051	18,027,218
Calavo Growers, Inc.	143,786	4,608,341
Fresh Del Monte Produce, Inc.	250,830	7,173,738
Hostess Brands, Inc. Class A (a)	1,101,920	25,487,410
J&J Snack Foods Corp. (b)	126,091	18,068,840
John B. Sanfilippo & Son, Inc.	74,113	6,263,290
Lancaster Colony Corp. (b)	160,678	30,835,715
Lifecore Biomedical (a)	189,806	1,178,695
Local Bounti Corp. (a)(b)	448,279	430,258
Mission Produce, Inc. (a)(b)	332,310	4,140,583
Seneca Foods Corp. Class A (a)(b)	42,677	2,667,313
Sovos Brands, Inc. (a)(b)	323,598	4,387,989
SunOpta, Inc. (a)(b)	806,383	6,588,149
Tattooed Chef, Inc. (a)(b)	413,053	627,841
The Hain Celestial Group, Inc. (a)(b)	744,014	15,267,167
The Simply Good Foods Co. (a)(b)	735,364	26,693,713
Tootsie Roll Industries, Inc. (b)	129,930	5,811,769
TreeHouse Foods, Inc. (a)(b)	420,209	20,350,722
Utz Brands, Inc. Class A (b)	546,501	9,104,707
Vital Farms, Inc. (a)	248,528	4,369,122
Whole Earth Brands, Inc. Class A (a)(b)	347,729	1,317,893
		238,272,114
Household Products - 0.3%
Central Garden & Pet Co. (a)(b)	316,488	13,273,507
Central Garden & Pet Co. Class A (non-vtg.) (a)(b)	85,709	3,396,648
Energizer Holdings, Inc. (b)	547,115	20,297,967
WD-40 Co. (b)	112,923	19,709,580
		56,677,702
Personal Products - 0.7%
BellRing Brands, Inc. (a)	1,088,194	30,861,182
Edgewell Personal Care Co. (b)	424,682	18,201,871
elf Beauty, Inc. (a)	406,010	23,365,876
Herbalife Nutrition Ltd. (a)(b)	809,719	14,226,763
Inter Parfums, Inc.	148,434	17,547,867
MediFast, Inc.	90,552	10,092,020
Nature's Sunshine Products, Inc. (a)(b)	91,213	963,209
Nu Skin Enterprises, Inc. Class A	405,940	17,406,707
The Beauty Health Co. (a)(b)	785,951	8,959,841
The Honest Co., Inc. (a)(b)	543,654	1,794,058
Thorne HealthTech, Inc. (a)(b)	105,961	488,480
USANA Health Sciences, Inc. (a)	93,151	5,443,744
Veru, Inc. (a)(b)	538,485	3,101,674
		152,453,292
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	1,345,289	1,479,818
Turning Point Brands, Inc. (b)	124,093	2,880,199
Universal Corp.	199,588	10,851,600
Vector Group Ltd. (b)	1,182,476	15,313,064
		30,524,681
TOTAL CONSUMER STAPLES		714,977,184
ENERGY - 6.5%
Energy Equipment & Services - 2.1%
Archrock, Inc.	1,107,709	10,977,396
Borr Drilling Ltd. (a)(b)	1,666,302	9,914,497
Bristow Group, Inc. (a)(b)	192,880	5,890,555
Cactus, Inc.	488,351	26,424,673
Championx Corp.	1,653,672	54,604,249
Diamond Offshore Drilling, Inc. (a)	834,875	9,567,668
DMC Global, Inc. (a)	155,305	3,531,636
Dril-Quip, Inc. (a)(b)	278,667	8,557,864
Expro Group Holdings NV (a)(b)	641,073	12,109,869
Helix Energy Solutions Group, Inc. (a)(b)	1,172,251	9,295,950
Helmerich & Payne, Inc.	849,346	41,142,320
Liberty Oilfield Services, Inc. Class A	1,154,178	18,270,638
Nabors Industries Ltd. (a)(b)	74,675	13,257,800
Newpark Resources, Inc. (a)	700,649	3,180,946
Nextier Oilfield Solutions, Inc. (a)	1,456,104	13,716,500
Noble Corp. PLC (a)	695,944	28,317,961
Oceaneering International, Inc. (a)(b)	826,212	17,639,626
Oil States International, Inc. (a)	517,747	4,431,914
Patterson-UTI Energy, Inc. (b)	1,773,046	29,787,173
ProFrac Holding Corp. (b)	194,454	4,375,215
ProPetro Holding Corp. (a)	724,316	7,206,944
RPC, Inc.	616,361	6,114,301
Select Energy Services, Inc. Class A	593,244	5,208,682
Solaris Oilfield Infrastructure, Inc. Class A	268,078	2,838,946
TETRA Technologies, Inc. (a)(b)	1,025,750	4,061,970
Tidewater, Inc. (a)	384,851	16,702,533
U.S. Silica Holdings, Inc. (a)	614,431	7,520,635
Valaris Ltd. (a)	502,801	36,523,465
Weatherford International PLC (a)	583,116	33,167,638
		444,339,564
Oil, Gas & Consumable Fuels - 4.4%
Aemetis, Inc. (a)(b)	252,258	1,178,045
Alto Ingredients, Inc. (a)(b)	598,774	2,029,844
Amplify Energy Corp. (a)(b)	296,801	2,570,297
Arch Resources, Inc. (b)	122,690	18,160,574
Ardmore Shipping Corp. (a)	337,382	4,942,646
Berry Corp. (b)	636,744	5,858,045
California Resources Corp. (b)	611,481	26,128,583
Callon Petroleum Co. (a)(b)	407,949	17,358,230
Centrus Energy Corp. Class A (a)(b)	88,185	3,619,994
Chord Energy Corp.	343,566	49,243,315
Chord Energy Corp.:
warrants 9/1/24 (a)	29,463	581,894
warrants 9/1/25 (a)	14,729	250,393
Civitas Resources, Inc.	612,220	40,743,241
Clean Energy Fuels Corp. (a)(b)	1,397,650	7,910,699
CNX Resources Corp. (a)(b)	1,469,073	24,577,591
Comstock Resources, Inc. (b)	758,794	9,219,347
CONSOL Energy, Inc.	283,686	16,405,561
Crescent Energy, Inc. Class A (b)	330,628	3,987,374
CVR Energy, Inc.	244,219	8,108,071
Delek U.S. Holdings, Inc.	572,534	15,321,010
Denbury, Inc. (a)	413,813	35,910,692
DHT Holdings, Inc.	1,126,056	9,650,300
Dorian LPG Ltd.	252,643	5,014,964
Earthstone Energy, Inc. (a)(b)	365,652	5,082,563
Empire Petroleum Corp. (a)(b)	76,960	1,015,102
Energy Fuels, Inc. (a)(b)	1,290,891	9,513,867
Equitrans Midstream Corp.	3,391,463	24,588,107
Excelerate Energy, Inc. (b)	152,921	3,563,059
FLEX LNG Ltd. (b)	236,907	7,367,808
Frontline PLC (NY Shares)	1,030,503	14,251,856
Gevo, Inc. (a)(b)	1,599,997	3,391,994
Golar LNG Ltd. (a)	831,993	19,501,916
Green Plains, Inc. (a)(b)	443,347	15,415,175
Gulfport Energy Corp. (a)(b)	90,634	6,176,707
HighPeak Energy, Inc. (b)	58,861	1,645,754
International Seaways, Inc.	402,050	15,615,622
Kinetik Holdings, Inc.	141,159	4,416,865
Kosmos Energy Ltd. (a)(b)	3,732,991	29,527,959
Magnolia Oil & Gas Corp. Class A	1,443,245	34,075,014
Matador Resources Co. (b)	931,037	61,597,408
Murphy Oil Corp.	1,217,125	53,078,821
NACCO Industries, Inc. Class A	30,540	1,190,144
National Energy Services Reunited Corp. (a)	317,828	2,402,780
Nextdecade Corp. (a)(b)	300,432	1,799,588
Nordic American Tanker Shipping Ltd. (b)	1,700,232	5,168,705
Northern Oil & Gas, Inc. (b)	546,449	18,316,970
Par Pacific Holdings, Inc. (a)	401,813	10,740,461
PBF Energy, Inc. Class A	810,858	34,047,927
Peabody Energy Corp. (a)(b)	972,296	27,117,335
Permian Resource Corp. Class A (b)	1,722,276	18,721,140
Ranger Oil Corp.	159,464	6,697,488
Rex American Resources Corp. (a)(b)	130,981	4,285,698
Riley Exploration Permian, Inc. (b)	88,003	2,920,820
Ring Energy, Inc. (a)(b)	784,587	1,851,625
SandRidge Energy, Inc. (a)	260,394	4,116,829
Scorpio Tankers, Inc.	388,111	18,578,874
SFL Corp. Ltd.	945,189	9,622,024
SilverBow Resources, Inc. (a)(b)	98,617	2,590,669
Sitio Royalties Corp.	587,842	15,618,962
SM Energy Co.	1,001,801	32,929,199
Talos Energy, Inc. (a)(b)	546,601	10,828,166
Teekay Corp. (a)	548,273	2,664,607
Teekay Tankers Ltd. (a)	188,664	5,790,098
Tellurian, Inc. (a)(b)	4,231,760	8,421,202
Ur-Energy, Inc. (a)(b)	1,701,397	2,228,830
Uranium Energy Corp. (a)(b)	2,918,985	11,763,510
VAALCO Energy, Inc. (b)	884,576	4,113,278
Vertex Energy, Inc. (a)(b)	445,234	3,241,304
Vital Energy, Inc. (a)(b)	137,240	7,723,867
W&T Offshore, Inc. (a)(b)	783,178	4,871,367
World Fuel Services Corp.	505,879	14,316,376
		913,276,150
TOTAL ENERGY		1,357,615,714
FINANCIALS - 16.5%
Banks - 9.1%
1st Source Corp.	134,236	6,603,069
ACNB Corp.	66,800	2,628,580
Amalgamated Financial Corp.	147,800	3,392,010
Amerant Bancorp, Inc. Class A	230,229	6,409,575
American National Bankshares, Inc.	83,259	2,881,594
Ameris Bancorp	545,356	25,718,989
Arrow Financial Corp. (b)	114,835	3,779,220
Associated Banc-Corp.	1,228,950	27,540,770
Atlantic Union Bankshares Corp.	620,143	23,993,333
Banc of California, Inc.	436,230	7,599,127
BancFirst Corp. (b)	163,160	14,052,971
Bancorp, Inc., Delaware (a)(b)	450,784	15,295,101
Bank First National Corp. (b)	64,292	5,134,359
Bank of Marin Bancorp	127,913	3,897,509
BankUnited, Inc. (b)	640,756	24,118,056
Bankwell Financial Group, Inc.	39,347	1,163,491
Banner Corp.	282,879	18,339,046
Bar Harbor Bankshares (b)	122,313	3,800,265
BayCom Corp.	98,364	1,978,100
BCB Bancorp, Inc.	114,867	2,066,457
Berkshire Hills Bancorp, Inc.	357,490	11,100,065
Blue Ridge Bankshares, Inc.	140,906	1,783,870
Brookline Bancorp, Inc., Delaware	704,149	9,210,269
Business First Bancshares, Inc.	199,685	4,141,467
Byline Bancorp, Inc.	203,140	5,037,872
Cadence Bank	1,501,046	38,396,757
Cambridge Bancorp	57,583	4,606,640
Camden National Corp. (b)	121,922	5,148,766
Capital Bancorp, Inc.	69,718	1,498,937
Capital City Bank Group, Inc.	109,095	3,542,315
Capstar Financial Holdings, Inc.	167,903	2,923,191
Carter Bankshares, Inc. (a)(b)	192,743	3,203,389
Cathay General Bancorp	596,730	26,232,251
Central Pacific Financial Corp.	227,737	5,146,856
Citizens & Northern Corp.	122,080	2,888,413
City Holding Co.	121,216	11,490,065
Civista Bancshares, Inc.	126,878	2,753,253
CNB Financial Corp., Pennsylvania	172,723	4,166,079
Coastal Financial Corp. of Washington (a)(b)	88,688	4,050,381
Colony Bankcorp, Inc.	120,229	1,549,752
Columbia Banking Systems, Inc.	654,315	20,224,877
Community Bank System, Inc. (b)	441,744	25,493,046
Community Trust Bancorp, Inc.	130,428	5,618,838
ConnectOne Bancorp, Inc.	310,034	7,369,508
CrossFirst Bankshares, Inc. (a)(b)	373,881	5,047,394
Customers Bancorp, Inc. (a)	254,191	7,719,781
CVB Financial Corp.	1,101,295	26,673,365
Dime Community Bancshares, Inc.	272,483	8,125,443
Eagle Bancorp, Inc. (b)	263,036	12,491,580
Eastern Bankshares, Inc.	1,287,645	20,821,220
Enterprise Bancorp, Inc.	75,131	2,670,156
Enterprise Financial Services Corp.	293,425	15,645,421
Equity Bancshares, Inc.	124,662	3,721,161
Esquire Financial Holdings, Inc.	57,934	2,696,248
Farmers & Merchants Bancorp, Inc. (b)	101,031	2,874,332
Farmers National Banc Corp. (b)	298,824	4,297,089
FB Financial Corp.	297,655	11,179,922
Financial Institutions, Inc.	118,324	2,923,786
First Bancorp, North Carolina	293,501	11,696,015
First Bancorp, Puerto Rico (b)	1,509,982	20,309,258
First Bancshares, Inc.	173,786	5,326,541
First Bank Hamilton New Jersey	131,006	1,772,511
First Busey Corp.	429,916	10,262,095
First Business Finance Services, Inc.	64,160	2,296,928
First Commonwealth Financial Corp.	773,987	11,385,349
First Community Bankshares, Inc.	125,313	4,073,926
First Financial Bancorp, Ohio (b)	768,886	19,475,882
First Financial Bankshares, Inc.	1,077,169	38,368,760
First Financial Corp., Indiana (b)	90,049	4,045,001
First Foundation, Inc.	428,968	6,661,873
First Guaranty Bancshares, Inc. (b)	43,392	950,719
First Internet Bancorp (b)	71,578	1,881,786
First Interstate Bancsystem, Inc.	739,806	26,544,239
First Merchants Corp.	475,654	20,281,887
First Mid-Illinois Bancshares, Inc.	151,281	4,860,659
First of Long Island Corp.	180,699	3,191,144
First Western Financial, Inc. (a)	65,135	1,709,794
Five Star Bancorp	102,984	2,776,449
Flushing Financial Corp.	233,183	4,474,782
Fulton Financial Corp.	1,336,107	22,353,070
FVCBankcorp, Inc. (a)(b)	84,711	1,451,099
German American Bancorp, Inc.	230,364	8,873,621
Glacier Bancorp, Inc.	921,589	42,015,243
Great Southern Bancorp, Inc. (b)	74,077	4,329,060
Guaranty Bancshares, Inc. Texas	59,914	1,975,964
Hancock Whitney Corp. (b)	712,257	36,666,990
Hanmi Financial Corp.	255,488	5,950,316
HarborOne Bancorp, Inc.	356,872	4,867,734
HBT Financial, Inc.	84,181	1,765,276
Heartland Financial U.S.A., Inc.	341,901	16,913,842
Heritage Commerce Corp.	493,127	5,976,699
Heritage Financial Corp., Washington	285,567	8,147,227
Hilltop Holdings, Inc.	408,998	13,374,235
Home Bancshares, Inc.	1,548,734	36,968,281
HomeStreet, Inc.	150,839	4,158,631
HomeTrust Bancshares, Inc.	113,227	3,057,129
Hope Bancorp, Inc.	962,061	12,400,966
Horizon Bancorp, Inc. Indiana	338,661	5,296,658
Independent Bank Corp. (b)	378,981	30,200,996
Independent Bank Corp.	166,947	3,701,215
Independent Bank Group, Inc.	296,803	18,194,024
International Bancshares Corp.	442,986	20,762,754
John Marshall Bankcorp, Inc. (b)	91,317	2,259,183
Lakeland Bancorp, Inc.	517,823	9,978,449
Lakeland Financial Corp. (b)	203,100	14,361,201
Live Oak Bancshares, Inc. (b)	272,992	9,344,516
Macatawa Bank Corp.	204,181	2,250,075
Mercantile Bank Corp.	127,558	4,379,066
Metrocity Bankshares, Inc.	153,801	3,109,856
Metropolitan Bank Holding Corp. (a)	86,058	5,110,124
Mid Penn Bancorp, Inc.	118,491	3,728,912
Midland States Bancorp, Inc.	179,332	4,569,379
MidWestOne Financial Group, Inc.	116,492	3,628,726
MVB Financial Corp.	80,046	1,767,416
National Bank Holdings Corp.	242,128	10,225,065
NBT Bancorp, Inc.	345,907	13,597,604
Nicolet Bankshares, Inc. (a)(b)	102,501	7,471,298
Northeast Bank	52,732	2,488,950
Northwest Bancshares, Inc.	1,008,529	14,260,600
OceanFirst Financial Corp.	482,133	11,532,621
OFG Bancorp (b)	384,557	10,886,809
Old National Bancorp, Indiana (b)	2,424,364	42,426,370
Old Second Bancorp, Inc.	352,049	5,981,313
Origin Bancorp, Inc.	187,700	7,038,750
Orrstown Financial Services, Inc.	82,644	2,045,439
Pacific Premier Bancorp, Inc.	781,497	25,273,613
Park National Corp. (b)	119,039	14,909,635
Parke Bancorp, Inc.	72,781	1,506,931
Pathward Financial, Inc.	237,551	11,787,281
PCB Bancorp	93,490	1,736,109
Peapack-Gladstone Financial Corp.	140,989	5,229,282
Peoples Bancorp, Inc.	233,699	6,933,849
Peoples Financial Services Corp. (b)	55,563	2,832,602
Preferred Bank, Los Angeles	110,556	7,863,848
Premier Financial Corp.	298,361	7,464,992
Primis Financial Corp.	155,178	1,837,308
Professional Holdings Corp. (A Shares) (a)	108,277	3,102,136
QCR Holdings, Inc.	130,137	6,840,001
RBB Bancorp	114,041	2,296,786
Red River Bancshares, Inc.	35,391	1,801,402
Renasant Corp.	450,182	16,017,476
Republic Bancorp, Inc., Kentucky Class A (b)	68,253	3,070,020
Republic First Bancorp, Inc. (a)(b)	438,619	964,962
S&T Bancorp, Inc.	322,955	11,749,103
Sandy Spring Bancorp, Inc.	364,511	12,320,472
Seacoast Banking Corp., Florida (b)	500,657	16,076,096
ServisFirst Bancshares, Inc. (b)	415,624	28,337,244
Shore Bancshares, Inc.	143,091	2,501,231
Sierra Bancorp	105,471	2,221,219
Silvergate Capital Corp. (a)(b)	259,180	3,690,723
Simmons First National Corp. Class A (b)	1,007,288	22,472,595
SmartFinancial, Inc.	126,608	3,414,618
South Plains Financial, Inc.	78,997	2,219,816
Southern First Bancshares, Inc. (a)	57,144	2,405,191
Southside Bancshares, Inc. (b)	254,260	9,631,369
Southstate Corp.	620,844	49,419,182
Stellar Bancorp, Inc. (b)	374,045	10,514,405
Stock Yards Bancorp, Inc.	238,503	14,300,640
Summit Financial Group, Inc.	84,849	2,201,832
Texas Capital Bancshares, Inc. (a)	412,123	27,228,967
The Bank of NT Butterfield & Son Ltd. (b)	415,487	13,278,965
The First Bancorp, Inc. (b)	78,001	2,313,510
Third Coast Bancshares, Inc. (a)(b)	94,720	1,756,109
Tompkins Financial Corp.	116,691	8,790,333
TowneBank	558,722	17,024,259
Trico Bancshares	259,345	13,109,890
Triumph Bancorp, Inc. (a)	194,426	10,835,361
Trustmark Corp. (b)	500,335	14,569,755
UMB Financial Corp.	364,863	32,906,994
United Bankshares, Inc., West Virginia (b)	1,077,031	43,296,646
United Community Bank, Inc. (b)	880,353	28,646,687
Unity Bancorp, Inc.	49,876	1,320,218
Univest Corp. of Pennsylvania	241,566	6,558,517
USCB Financial Holdings, Inc. (a)(b)	89,091	1,069,092
Valley National Bancorp (b)	3,567,065	42,376,732
Veritex Holdings, Inc.	438,358	12,339,778
Washington Federal, Inc.	535,171	18,977,164
Washington Trust Bancorp, Inc. (b)	141,541	6,053,709
WesBanco, Inc. (b)	470,983	17,506,438
West Bancorp., Inc.	132,922	2,910,992
Westamerica Bancorp.	216,361	12,021,017
		1,888,878,829
Capital Markets - 1.6%
Artisan Partners Asset Management, Inc. (b)	496,011	18,263,125
Assetmark Financial Holdings, Inc. (a)	175,704	4,663,184
Associated Capital Group, Inc.	10,985	417,979
Avantax, Inc. (a)	390,811	11,388,233
B. Riley Financial, Inc. (b)	173,502	7,413,740
Bakkt Holdings, Inc. Class A (a)(b)	502,321	788,644
BGC Partners, Inc. Class A	2,600,680	11,312,958
BrightSphere Investment Group, Inc. (b)	263,272	6,173,728
Cohen & Steers, Inc. (b)	210,219	15,444,790
Cowen Group, Inc. Class A	215,493	8,378,368
Diamond Hill Investment Group, Inc.	24,096	4,540,409
Donnelley Financial Solutions, Inc. (a)(b)	208,375	9,503,984
Federated Hermes, Inc.	703,066	27,630,494
Focus Financial Partners, Inc. Class A (a)(b)	479,447	21,647,032
GCM Grosvenor, Inc. Class A (b)	347,533	3,113,896
Hamilton Lane, Inc. Class A (b)	298,125	23,212,013
Houlihan Lokey (b)	413,367	40,952,269
MarketWise, Inc. Class A (a)(b)	130,927	290,658
Moelis & Co. Class A (b)	528,183	24,692,555
Open Lending Corp. (a)(b)	878,188	7,701,709
Oppenheimer Holdings, Inc. Class A (non-vtg.)	64,712	3,080,938
Perella Weinberg Partners Class A (b)	305,297	3,129,294
Piper Jaffray Companies	144,073	20,472,773
PJT Partners, Inc.	195,261	15,626,738
Sculptor Capital Management, Inc. Class A (b)	215,077	1,998,065
Silvercrest Asset Management Group Class A (b)	78,144	1,476,922
StepStone Group, Inc. Class A	452,129	13,197,646
StoneX Group, Inc. (a)	140,716	12,366,122
Value Line, Inc.	7,370	381,103
Victory Capital Holdings, Inc.	136,335	4,040,969
Virtus Investment Partners, Inc.	57,125	12,275,020
WisdomTree Investments, Inc.	1,105,120	6,365,491
		341,940,849
Consumer Finance - 0.7%
Atlanticus Holdings Corp. (a)(b)	37,107	1,205,978
Bread Financial Holdings, Inc.	413,604	16,970,172
Consumer Portfolio Services, Inc. (a)(b)	65,058	653,833
CURO Group Holdings Corp. (b)	154,018	622,233
Encore Capital Group, Inc. (a)(b)	191,438	10,666,925
Enova International, Inc. (a)	255,560	11,666,314
EZCORP, Inc. (non-vtg.) Class A (a)(b)	412,382	3,756,800
FirstCash Holdings, Inc.	311,436	28,708,170
Green Dot Corp. Class A (a)	393,006	7,105,548
LendingClub Corp. (a)	869,697	8,427,364
LendingTree, Inc. (a)	87,462	3,468,743
MoneyLion, Inc. (a)(b)	1,142,988	899,646
Navient Corp. (b)	875,576	16,609,677
Nelnet, Inc. Class A (b)	119,107	11,373,527
NerdWallet, Inc. (a)(b)	219,140	2,561,747
Oportun Financial Corp. (a)	233,278	1,635,279
OppFi, Inc. Class A (a)(b)	102,415	235,555
PRA Group, Inc. (a)(b)	316,503	12,736,081
PROG Holdings, Inc. (a)	415,075	9,252,022
Regional Management Corp.	61,466	2,119,962
Sunlight Financial Holdings, Inc. Class A (a)(b)	200,338	258,436
World Acceptance Corp. (a)(b)	32,763	3,136,074
		154,070,086
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.	152,771	5,881,684
Alerus Financial Corp.	120,470	2,479,273
Banco Latinoamericano de Comercio Exterior SA Series E	222,202	3,828,540
Cannae Holdings, Inc. (a)(b)	570,268	13,937,350
Compass Diversified Holdings	518,158	11,565,287
Jackson Financial, Inc.	618,713	27,248,121
SWK Holdings Corp. (a)(b)	23,632	445,700
		65,385,955
Insurance - 2.1%
AMBAC Financial Group, Inc. (a)	363,334	6,053,144
American Equity Investment Life Holding Co.	584,823	27,866,816
Amerisafe, Inc. (b)	158,157	8,711,288
Argo Group International Holdings, Ltd.	265,085	7,358,760
Bright Health Group, Inc. (a)(b)	1,600,563	1,419,219
BRP Group, Inc. (a)(b)	503,652	14,429,630
CNO Financial Group, Inc.	939,044	24,189,773
Crawford & Co. Class A	116,863	756,104
Donegal Group, Inc. Class A	119,225	1,809,836
eHealth, Inc. (a)	206,802	1,716,457
Employers Holdings, Inc.	224,092	9,830,916
Enstar Group Ltd. (a)(b)	92,527	22,419,292
Genworth Financial, Inc. Class A (a)	4,056,560	22,392,211
Goosehead Insurance (a)(b)	159,325	6,221,641
Greenlight Capital Re, Ltd. (a)	203,102	2,000,555
HCI Group, Inc. (b)	52,808	2,651,490
Hippo Holdings, Inc. (a)(b)	143,565	2,409,021
Horace Mann Educators Corp.	340,064	12,109,679
Investors Title Co.	10,032	1,625,184
James River Group Holdings Ltd.	306,278	6,940,259
Kinsale Capital Group, Inc. (b)	179,235	49,906,193
Lemonade, Inc. (a)(b)	393,357	6,403,852
MBIA, Inc. (a)	394,481	5,132,198
Mercury General Corp.	224,303	8,014,346
National Western Life Group, Inc. (b)	18,829	5,211,867
NI Holdings, Inc. (a)	66,359	879,257
Oscar Health, Inc. (a)(b)	1,004,813	3,858,482
Palomar Holdings, Inc. (a)	202,607	10,355,244
ProAssurance Corp.	447,995	8,686,623
RLI Corp.	322,634	42,732,873
Root, Inc. (a)(b)	65,523	385,275
Safety Insurance Group, Inc. (b)	118,250	9,979,118
Selective Insurance Group, Inc. (b)	493,032	46,838,040
Selectquote, Inc. (a)(b)	1,058,878	912,965
Siriuspoint Ltd. (a)	770,319	5,846,721
Stewart Information Services Corp. (b)	223,934	10,697,327
Tiptree, Inc.	196,784	2,953,728
Trean Insurance Group, Inc. (a)	188,080	1,145,407
Trupanion, Inc. (a)(b)	323,264	19,079,041
United Fire Group, Inc. (b)	178,644	5,625,500
Universal Insurance Holdings, Inc.	216,742	2,761,293
		430,316,625
Mortgage Real Estate Investment Trusts - 1.3%
Angel Oak Mortgage, Inc. (b)	108,038	854,581
Apollo Commercial Real Estate Finance, Inc.	1,181,264	14,375,983
Arbor Realty Trust, Inc.	1,372,482	20,491,156
Ares Commercial Real Estate Corp.	438,827	5,388,796
Armour Residential REIT, Inc.	1,092,025	6,857,917
Blackstone Mortgage Trust, Inc.	1,416,791	33,776,297
BrightSpire Capital, Inc.	798,966	6,088,121
Broadmark Realty Capital, Inc.	1,137,334	4,981,523
Chimera Investment Corp.	1,935,751	14,111,625
Claros Mortgage Trust, Inc. (b)	762,849	12,770,092
Dynex Capital, Inc.	379,460	5,468,019
Ellington Financial LLC	489,252	6,717,430
Franklin BSP Realty Trust, Inc. (b)	692,164	10,036,378
Granite Point Mortgage Trust, Inc.	458,643	3,063,735
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	722,085	26,652,157
Invesco Mortgage Capital, Inc.	295,890	4,346,624
KKR Real Estate Finance Trust, Inc.	479,853	7,644,058
Ladder Capital Corp. Class A	940,430	10,532,816
MFA Financial, Inc.	854,153	10,155,879
New York Mortgage Trust, Inc.	3,073,843	9,590,390
Nexpoint Real Estate Finance, Inc.	62,000	1,181,100
Orchid Island Capital, Inc.	281,085	3,426,426
PennyMac Mortgage Investment Trust	739,779	11,281,630
Ready Capital Corp.	610,576	8,077,920
Redwood Trust, Inc.	948,509	7,929,535
TPG RE Finance Trust, Inc.	578,599	5,039,597
Two Harbors Investment Corp.	720,817	12,931,457
		263,771,242
Thrifts & Mortgage Finance - 1.4%
Axos Financial, Inc. (a)(b)	475,756	22,893,379
Blue Foundry Bancorp (a)(b)	188,083	2,234,426
Bridgewater Bancshares, Inc. (a)(b)	167,683	2,609,147
Capitol Federal Financial, Inc.	1,081,275	9,050,272
Columbia Financial, Inc. (a)(b)	283,452	5,626,522
Enact Holdings, Inc. (b)	250,055	6,288,883
Essent Group Ltd.	872,893	38,433,479
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	74,051	9,846,561
Finance of America Companies, Inc. (a)(b)	270,722	476,471
Greene County Bancorp, Inc. (b)	27,697	1,355,768
Hingham Institution for Savings	12,319	3,601,336
Home Bancorp, Inc.	59,186	2,272,742
Home Point Capital, Inc. (b)	61,463	110,633
Kearny Financial Corp.	497,099	4,662,789
Luther Burbank Corp.	114,924	1,349,208
Merchants Bancorp (b)	136,095	3,915,453
Mr. Cooper Group, Inc. (a)(b)	572,784	26,342,336
NMI Holdings, Inc. (a)	680,891	15,817,098
Northfield Bancorp, Inc.	355,075	5,308,371
PennyMac Financial Services, Inc. (b)	221,839	14,956,385
Pioneer Bancorp, Inc. (a)(b)	80,367	904,129
Provident Bancorp, Inc.	126,015	1,136,655
Provident Financial Services, Inc.	613,968	14,403,689
Radian Group, Inc.	1,304,464	28,828,654
Southern Missouri Bancorp, Inc.	65,949	3,193,251
Sterling Bancorp, Inc. (a)(b)	107,258	653,201
Trustco Bank Corp., New York	156,630	5,624,583
Velocity Financial, Inc. (a)	61,015	615,641
Walker & Dunlop, Inc.	255,337	24,354,043
Waterstone Financial, Inc.	153,241	2,467,180
WSFS Financial Corp.	508,641	24,572,447
		283,904,732
TOTAL FINANCIALS		3,428,268,318
HEALTH CARE - 16.5%
Biotechnology - 7.1%
2seventy bio, Inc. (a)(b)	311,564	4,237,270
4D Molecular Therapeutics, Inc. (a)(b)	248,541	5,231,788
Aadi Bioscience, Inc. (a)(b)	114,532	1,445,394
Absci Corp. (a)(b)	440,974	1,384,658
ACADIA Pharmaceuticals, Inc. (a)	994,693	18,929,008
Adicet Bio, Inc. (a)(b)	252,622	2,311,491
ADMA Biologics, Inc. (a)(b)	1,525,985	5,630,885
Aerovate Therapeutics, Inc. (a)(b)	76,200	1,741,170
Affimed NV (a)(b)	1,192,601	1,538,455
Agenus, Inc. (a)(b)	2,525,498	6,591,550
Agios Pharmaceuticals, Inc. (a)(b)	450,441	13,279,001
Akero Therapeutics, Inc. (a)(b)	288,020	14,256,990
Albireo Pharma, Inc. (a)(b)	150,615	6,726,466
Alector, Inc. (a)(b)	520,433	4,590,219
Alkermes PLC (a)	1,345,434	38,533,230
Allogene Therapeutics, Inc. (a)(b)	661,202	5,104,479
Allovir, Inc. (a)(b)	261,366	1,510,695
Alpine Immune Sciences, Inc. (a)	177,434	1,490,446
ALX Oncology Holdings, Inc. (a)(b)	176,667	1,643,003
Amicus Therapeutics, Inc. (a)	2,278,055	29,705,837
AnaptysBio, Inc. (a)(b)	167,461	4,168,104
Anavex Life Sciences Corp. (a)(b)	572,111	6,218,847
Anika Therapeutics, Inc. (a)	119,951	3,719,681
Apellis Pharmaceuticals, Inc. (a)	775,528	40,893,591
Arbutus Biopharma Corp. (a)(b)	941,077	2,832,642
Arcellx, Inc. (b)	244,896	8,181,975
Arcturus Therapeutics Holdings, Inc. (a)(b)	191,400	4,044,282
Arcus Biosciences, Inc. (a)(b)	426,055	9,215,570
Arcutis Biotherapeutics, Inc. (a)(b)	343,301	5,688,498
Arrowhead Pharmaceuticals, Inc. (a)(b)	851,633	29,798,639
Atara Biotherapeutics, Inc. (a)(b)	772,782	3,918,005
Aura Biosciences, Inc. (a)(b)	144,506	1,504,307
Aurinia Pharmaceuticals, Inc. (a)(b)	1,111,353	10,057,745
Avid Bioservices, Inc. (a)(b)	508,426	8,048,384
Avidity Biosciences, Inc. (a)(b)	443,475	10,510,358
Beam Therapeutics, Inc. (a)(b)	526,683	22,884,376
BioCryst Pharmaceuticals, Inc. (a)(b)	1,531,552	16,157,874
Biohaven Ltd. (a)(b)	522,300	9,970,707
BioXcel Therapeutics, Inc. (a)(b)	156,469	4,462,496
bluebird bio, Inc. (a)(b)	685,741	4,354,455
Blueprint Medicines Corp. (a)(b)	494,079	23,093,252
BridgeBio Pharma, Inc. (a)(b)	876,726	8,136,017
C4 Therapeutics, Inc. (a)(b)	350,361	2,729,312
CareDx, Inc. (a)(b)	423,122	6,321,443
Caribou Biosciences, Inc. (a)(b)	464,788	3,351,121
Catalyst Pharmaceutical Partners, Inc. (a)(b)	802,109	12,424,668
Celldex Therapeutics, Inc. (a)(b)	378,348	16,670,013
Celularity, Inc. Class A (a)(b)	532,502	447,355
Century Therapeutics, Inc. (a)(b)	170,650	779,871
Cerevel Therapeutics Holdings (a)(b)	473,324	16,164,015
Chimerix, Inc. (a)(b)	706,030	1,249,673
Chinook Therapeutics, Inc. (a)	417,518	10,550,680
Chinook Therapeutics, Inc. rights (a)(c)	86,210	1
Cogent Biosciences, Inc. (a)	529,430	7,973,216
Coherus BioSciences, Inc. (a)(b)	607,768	5,153,873
Crinetics Pharmaceuticals, Inc. (a)(b)	436,940	8,568,393
CTI BioPharma Corp. (a)(b)	823,897	4,556,150
Cullinan Oncology, Inc. (a)	253,232	2,947,620
Cytokinetics, Inc. (a)(b)	678,146	28,807,642
Day One Biopharmaceuticals, Inc. (a)(b)	226,742	4,936,173
Deciphera Pharmaceuticals, Inc. (a)	381,292	6,485,777
Denali Therapeutics, Inc. (a)(b)	900,503	27,258,226
Design Therapeutics, Inc. (a)(b)	279,409	2,193,361
Dynavax Technologies Corp. (a)(b)	989,917	11,265,255
Dyne Therapeutics, Inc. (a)(b)	261,982	3,824,937
Eagle Pharmaceuticals, Inc. (a)(b)	85,930	2,916,464
Editas Medicine, Inc. (a)(b)	576,246	5,699,073
Eiger Biopharmaceuticals, Inc. (a)(b)	360,981	685,864
Emergent BioSolutions, Inc. (a)(b)	416,352	5,491,683
Enanta Pharmaceuticals, Inc. (a)	162,191	8,657,756
Enochian Biosciences, Inc. (a)(b)	145,286	177,249
EQRx, Inc. (a)(b)	1,663,625	4,075,881
Erasca, Inc. (a)(b)	535,316	2,141,264
Fate Therapeutics, Inc. (a)	694,529	4,139,393
FibroGen, Inc. (a)(b)	723,631	17,077,692
Foghorn Therapeutics, Inc. (a)(b)	153,936	1,323,850
Generation Bio Co. (a)(b)	378,016	2,230,294
Geron Corp. (a)(b)	3,002,256	9,907,445
Gossamer Bio, Inc. (a)(b)	518,400	1,368,576
GreenLight Biosciences Holdings PBC Class A (a)(b)	732,005	797,885
Halozyme Therapeutics, Inc. (a)(b)	1,097,854	56,835,902
Heron Therapeutics, Inc. (a)(b)	854,437	2,315,524
HilleVax, Inc. (b)	144,719	2,474,695
Humacyte, Inc. Class A (a)(b)	350,787	922,570
Icosavax, Inc. (a)(b)	182,478	1,925,143
Ideaya Biosciences, Inc. (a)(b)	368,629	6,277,752
IGM Biosciences, Inc. (a)(b)	87,631	1,991,853
ImmunityBio, Inc. (a)(b)	672,269	2,554,622
ImmunoGen, Inc. (a)(b)	1,774,280	8,161,688
Immunovant, Inc. (a)(b)	366,719	6,516,597
Inhibrx, Inc. (a)(b)	269,456	6,736,400
Inovio Pharmaceuticals, Inc. (a)(b)	2,022,717	3,357,710
Insmed, Inc. (a)(b)	1,117,383	24,057,256
Instil Bio, Inc. (a)(b)	556,919	453,276
Intellia Therapeutics, Inc. (a)(b)	703,138	29,841,177
Intercept Pharmaceuticals, Inc. (a)(b)	201,778	3,684,466
Invivyd, Inc. (a)(b)	440,429	1,004,178
Iovance Biotherapeutics, Inc. (a)	1,245,532	9,914,435
Ironwood Pharmaceuticals, Inc. Class A (a)	1,124,416	12,953,272
iTeos Therapeutics, Inc. (a)	197,080	4,118,972
Iveric Bio, Inc. (a)	1,112,193	25,691,658
Janux Therapeutics, Inc. (a)(b)	142,341	3,161,394
Jounce Therapeutics, Inc. (a)	353,537	413,638
Kalvista Pharmaceuticals, Inc. (a)(b)	202,385	1,610,985
Karuna Therapeutics, Inc. (a)	249,396	49,727,068
Karyopharm Therapeutics, Inc. (a)(b)	639,682	2,110,951
Keros Therapeutics, Inc. (a)(b)	159,267	9,328,268
Kezar Life Sciences, Inc. (a)(b)	436,480	3,129,562
Kiniksa Pharmaceuticals Ltd. (a)	261,293	3,778,297
Kinnate Biopharma, Inc. (a)	234,761	1,767,750
Kodiak Sciences, Inc. (a)(b)	273,619	2,210,842
Kronos Bio, Inc. (a)(b)	298,988	717,571
Krystal Biotech, Inc. (a)(b)	175,878	14,618,979
Kura Oncology, Inc. (a)	538,538	7,442,595
Kymera Therapeutics, Inc. (a)(b)	314,190	11,744,422
Lexicon Pharmaceuticals, Inc. (a)(b)	608,376	1,362,762
Lyell Immunopharma, Inc. (a)(b)	1,443,641	4,720,706
Macrogenics, Inc. (a)(b)	499,996	2,884,977
Madrigal Pharmaceuticals, Inc. (a)	105,152	30,310,064
MannKind Corp. (a)(b)	2,093,339	11,450,564
MeiraGTx Holdings PLC (a)	254,110	2,124,360
Mersana Therapeutics, Inc. (a)	765,276	5,035,516
MiMedx Group, Inc. (a)(b)	933,366	3,612,126
Mirum Pharmaceuticals, Inc. (a)(b)	153,120	3,595,258
Monte Rosa Therapeutics, Inc. (a)(b)	237,474	1,757,308
Morphic Holding, Inc. (a)(b)	214,289	7,013,679
Myriad Genetics, Inc. (a)	657,024	12,956,513
Nkarta, Inc. (a)(b)	268,379	1,430,460
Nurix Therapeutics, Inc. (a)(b)	386,482	4,749,864
Nuvalent, Inc. Class A (a)(b)	166,146	5,025,917
Ocugen, Inc. (a)(b)	1,802,452	2,289,114
Omniab, Inc. (c)	45,323	141,408
Omniab, Inc. (c)	45,323	133,703
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Organogenesis Holdings, Inc. Class A (a)(b)	601,045	1,538,675
Outlook Therapeutics, Inc. (a)(b)	907,850	1,044,028
Pardes Biosciences, Inc. (a)(b)	226,149	468,128
PepGen, Inc. (b)	124,882	1,950,657
PMV Pharmaceuticals, Inc. (a)(b)	303,043	2,484,953
Point Biopharma Global, Inc. (a)(b)	708,689	5,669,512
Praxis Precision Medicines, Inc. (a)(b)	325,648	1,621,727
Precigen, Inc. (a)(b)	823,617	1,334,260
Prime Medicine, Inc. (b)	86,952	1,528,616
Prometheus Biosciences, Inc. (a)(b)	287,440	32,670,430
Protagonist Therapeutics, Inc. (a)(b)	385,936	5,129,089
Prothena Corp. PLC (a)(b)	303,568	17,166,770
PTC Therapeutics, Inc. (a)	579,960	26,614,364
Rallybio Corp. (a)(b)	150,590	1,045,095
RAPT Therapeutics, Inc. (a)(b)	217,515	6,318,811
Recursion Pharmaceuticals, Inc. (a)(b)	1,135,611	9,459,640
REGENXBIO, Inc. (a)	332,420	7,715,468
Relay Therapeutics, Inc. (a)(b)	704,373	15,115,845
Replimune Group, Inc. (a)(b)	335,374	9,340,166
Revolution Medicines, Inc. (a)(b)	623,316	16,667,470
Rigel Pharmaceuticals, Inc. (a)	1,419,575	2,328,103
Rocket Pharmaceuticals, Inc. (a)(b)	443,281	9,632,496
Sage Therapeutics, Inc. (a)(b)	430,518	19,089,168
Sana Biotechnology, Inc. (a)(b)	742,560	3,386,074
Sangamo Therapeutics, Inc. (a)	1,113,049	3,884,541
Seres Therapeutics, Inc. (a)(b)	584,125	3,195,164
Sorrento Therapeutics, Inc. (a)(b)	3,797,745	3,640,139
SpringWorks Therapeutics, Inc. (a)(b)	298,347	9,368,096
Stoke Therapeutics, Inc. (a)(b)	186,336	1,855,907
Sutro Biopharma, Inc. (a)	448,338	3,245,967
Syndax Pharmaceuticals, Inc. (a)(b)	439,496	12,613,535
Talaris Therapeutics, Inc. (a)(b)	169,124	246,921
Tango Therapeutics, Inc. (a)(b)	388,261	2,562,523
Tenaya Therapeutics, Inc. (a)(b)	222,704	761,648
TG Therapeutics, Inc. (a)(b)	1,102,804	16,795,705
Tobira Therapeutics, Inc. rights (a)(c)	9,663	0
Travere Therapeutics, Inc. (a)(b)	509,044	11,402,586
Twist Bioscience Corp. (a)(b)	463,810	13,306,709
Tyra Biosciences, Inc. (a)(b)	93,195	989,731
Vanda Pharmaceuticals, Inc. (a)	454,173	3,488,049
Vaxart, Inc. (a)(b)	1,063,792	1,148,895
Vaxcyte, Inc. (a)	591,959	26,845,341
VBI Vaccines, Inc. (a)(b)	1,560,519	908,222
Vera Therapeutics, Inc. (a)(b)	119,812	1,016,006
Veracyte, Inc. (a)(b)	592,888	14,899,275
Vericel Corp. (a)(b)	391,318	10,749,505
Verve Therapeutics, Inc. (a)(b)	385,932	8,779,953
Vir Biotechnology, Inc. (a)(b)	600,484	17,744,302
Viridian Therapeutics, Inc. (a)	311,772	11,385,913
VistaGen Therapeutics, Inc. (a)(b)	1,620,212	419,311
Xencor, Inc. (a)(b)	474,658	15,625,741
Y-mAbs Therapeutics, Inc. (a)	305,016	1,369,522
Zentalis Pharmaceuticals, Inc. (a)(b)	388,822	9,176,199
		1,485,981,702
Health Care Equipment & Supplies - 3.7%
Alphatec Holdings, Inc. (a)(b)	597,596	7,780,700
Angiodynamics, Inc. (a)	307,240	4,000,265
Artivion, Inc. (a)(b)	318,745	4,156,435
Atricure, Inc. (a)(b)	376,346	16,288,255
Atrion Corp. (b)	11,208	7,703,258
Avanos Medical, Inc. (a)(b)	379,684	11,633,518
AxoGen, Inc. (a)	333,314	3,156,484
Axonics Modulation Technologies, Inc. (a)(b)	405,651	24,906,971
Bioventus, Inc. (a)(b)	261,817	513,161
Butterfly Network, Inc. Class A (a)(b)	1,096,714	3,015,964
Cardiovascular Systems, Inc. (a)(b)	334,870	4,668,088
Cerus Corp. (a)(b)	1,436,377	4,510,224
CONMED Corp. (b)	240,381	23,018,885
Cue Health, Inc. (a)(b)	890,388	2,332,817
Cutera, Inc. (a)(b)	136,842	4,766,207
Embecta Corp. (b)	480,222	12,673,059
Figs, Inc. Class A (a)(b)	1,059,026	9,478,283
Glaukos Corp. (a)(b)	377,413	18,512,108
Haemonetics Corp. (a)	418,781	35,428,873
Heska Corp. (a)(b)	80,004	7,155,558
Inari Medical, Inc. (a)	399,463	22,789,364
Inogen, Inc. (a)(b)	189,765	4,427,217
Inspire Medical Systems, Inc. (a)(b)	233,251	59,026,498
Integer Holdings Corp. (a)(b)	271,601	17,874,062
IRadimed Corp. (b)	58,000	2,169,200
iRhythm Technologies, Inc. (a)(b)	249,381	24,514,152
Lantheus Holdings, Inc. (a)	564,953	32,484,798
Lantheus Holdings, Inc. rights (a)(c)	524,619	5
LeMaitre Vascular, Inc. (b)	160,313	7,563,567
LivaNova PLC (a)(b)	443,364	24,917,057
Meridian Bioscience, Inc. (a)	349,663	11,888,542
Merit Medical Systems, Inc. (a)	460,186	32,834,271
Mesa Laboratories, Inc. (b)	42,380	8,244,605
Nano-X Imaging Ltd. (a)(b)	378,104	3,486,119
Neogen Corp. (a)(b)	1,792,715	38,382,028
Nevro Corp. (a)	287,918	10,572,349
NuVasive, Inc. (a)(b)	431,597	19,680,823
Omnicell, Inc. (a)(b)	367,909	20,407,912
OraSure Technologies, Inc. (a)	589,183	3,287,641
Orthofix International NV (a)(b)	282,821	6,117,418
OrthoPediatrics Corp. (a)(b)	125,510	5,915,286
Outset Medical, Inc. (a)(b)	400,315	11,256,858
Owlet, Inc. (a)(b)	121,877	49,799
Paragon 28, Inc. (a)(b)	381,644	6,430,701
PROCEPT BioRobotics Corp. (a)(b)	214,386	8,337,472
Pulmonx Corp. (a)(b)	284,301	2,527,436
RxSight, Inc. (a)	166,585	2,332,190
Senseonics Holdings, Inc. (a)(b)	3,893,142	4,399,250
Shockwave Medical, Inc. (a)	294,401	55,326,780
SI-BONE, Inc. (a)(b)	280,750	4,781,173
Sight Sciences, Inc. (a)(b)	179,554	2,066,667
Silk Road Medical, Inc. (a)(b)	309,722	16,836,488
Staar Surgical Co. (a)(b)	396,705	27,987,538
SurModics, Inc. (a)(b)	111,933	3,146,437
Tactile Systems Technology, Inc. (a)(b)	162,772	2,111,153
TransMedics Group, Inc. (a)	252,203	15,893,833
Treace Medical Concepts, Inc. (a)(b)	274,175	6,330,701
UFP Technologies, Inc. (a)	56,388	6,413,007
Utah Medical Products, Inc.	26,688	2,458,765
Varex Imaging Corp. (a)(b)	316,598	6,803,691
Vicarious Surgical, Inc. (a)(b)	465,037	1,260,250
ViewRay, Inc. (a)	1,220,341	5,601,365
Zimvie, Inc. (a)(b)	171,209	1,679,560
Zynex, Inc. (b)	180,527	2,550,847
		758,863,988
Health Care Providers & Services - 2.6%
1Life Healthcare, Inc. (a)	1,483,386	23,719,342
23andMe Holding Co. Class A (a)(b)	2,149,624	5,374,060
Accolade, Inc. (a)(b)	544,365	6,352,740
AdaptHealth Corp. (a)(b)	600,435	12,867,322
Addus HomeCare Corp. (a)(b)	127,867	13,748,260
Agiliti, Inc. (a)(b)	233,406	4,306,341
AirSculpt Technologies, Inc. (b)	107,603	626,249
Alignment Healthcare, Inc. (a)	816,429	10,082,898
AMN Healthcare Services, Inc. (a)(b)	357,965	34,307,366
Apollo Medical Holdings, Inc. (a)(b)	323,820	11,540,945
ATI Physical Therapy, Inc. (a)(b)	555,650	244,486
Aveanna Healthcare Holdings, Inc. (a)(b)	290,040	353,849
Brookdale Senior Living, Inc. (a)(b)	1,530,812	4,408,739
Cano Health, Inc. (a)(b)	1,330,611	1,836,243
CareMax, Inc. Class A (a)(b)	483,112	2,265,795
Castle Biosciences, Inc. (a)(b)	203,928	5,522,370
Clover Health Investments Corp. (a)(b)	3,192,254	4,245,698
Community Health Systems, Inc. (a)	1,034,332	5,399,213
Corvel Corp. (a)(b)	73,391	13,075,341
Cross Country Healthcare, Inc. (a)(b)	297,328	8,250,852
DocGo, Inc. Class A (a)(b)	685,977	6,859,770
Fulgent Genetics, Inc. (a)(b)	174,620	5,898,664
GeneDx Holdings Corp. Class A (a)(b)	1,285,425	546,049
HealthEquity, Inc. (a)	686,268	41,759,408
Hims & Hers Health, Inc. (a)(b)	1,003,848	8,311,861
Innovage Holding Corp. (a)(b)	145,489	1,089,713
Invitae Corp. (a)(b)	2,014,073	4,753,212
LHC Group, Inc. (a)	244,125	38,718,225
LifeStance Health Group, Inc. (a)(b)	604,816	3,193,428
Modivcare, Inc. (a)(b)	104,456	11,203,951
National Healthcare Corp.	104,303	6,210,201
National Research Corp. Class A	116,507	5,408,255
Opko Health, Inc. (a)(b)	3,328,047	4,293,181
Option Care Health, Inc. (a)(b)	1,294,048	37,359,166
Owens & Minor, Inc. (b)	610,005	12,041,499
P3 Health Partners, Inc. Class A (a)(b)	185,816	239,703
Patterson Companies, Inc. (b)	721,953	21,795,761
Pediatrix Medical Group, Inc. (a)(b)	674,145	10,348,126
Pennant Group, Inc. (a)	214,847	2,780,120
PetIQ, Inc. Class A (a)(b)	223,986	2,651,994
Privia Health Group, Inc. (a)(b)	380,964	10,301,267
Progyny, Inc. (a)(b)	627,134	21,567,138
R1 Rcm, Inc. (a)(b)	1,245,283	17,820,000
RadNet, Inc. (a)(b)	413,459	8,703,312
Select Medical Holdings Corp. (b)	860,678	25,019,909
Surgery Partners, Inc. (a)(b)	413,816	13,738,691
The Ensign Group, Inc. (b)	444,793	41,476,947
The Joint Corp. (a)	118,667	2,156,179
The Oncology Institute, Inc. (a)(b)	271,535	401,872
U.S. Physical Therapy, Inc. (b)	106,060	10,515,849
		545,691,560
Health Care Technology - 0.6%
American Well Corp. (a)(b)	1,907,490	7,572,735
Babylon Holdings Ltd. Class A (a)(b)	32,664	378,249
Computer Programs & Systems, Inc. (a)(b)	115,930	3,406,023
Evolent Health, Inc. (a)(b)	678,786	21,870,485
Health Catalyst, Inc. (a)(b)	456,563	6,346,226
HealthStream, Inc. (a)	197,223	4,768,852
MultiPlan Corp. Class A (a)(b)	3,134,440	4,137,461
Nextgen Healthcare, Inc. (a)(b)	469,301	8,926,105
Nutex Health, Inc. (a)(b)	2,071,749	2,776,144
OptimizeRx Corp. (a)(b)	140,049	2,513,880
Pear Therapeutics, Inc. Class A (a)(b)	534,785	582,916
Phreesia, Inc. (a)	410,435	15,387,208
Schrodinger, Inc. (a)(b)	447,486	10,820,211
Sharecare, Inc. Class A (a)(b)	2,474,057	6,284,105
Simulations Plus, Inc. (b)	131,255	5,399,831
Veradigm, Inc. (a)(b)	891,939	15,974,627
		117,145,058
Life Sciences Tools & Services - 0.8%
AbCellera Biologics, Inc. (a)(b)	1,715,381	18,062,962
Adaptive Biotechnologies Corp. (a)(b)	925,098	8,575,658
Akoya Biosciences, Inc. (a)(b)	131,515	1,479,544
Alpha Teknova, Inc. (a)(b)	51,569	307,351
Berkeley Lights, Inc. (a)(b)	467,120	1,004,308
BioLife Solutions, Inc. (a)(b)	280,667	6,578,834
BioNano Genomics, Inc. (a)(b)	2,484,202	4,496,406
Codexis, Inc. (a)	510,966	3,142,441
CryoPort, Inc. (a)(b)	366,197	8,360,278
Cytek Biosciences, Inc. (a)(b)	950,756	11,456,610
Inotiv, Inc. (a)(b)	146,560	1,062,560
MaxCyte, Inc. (a)(b)	724,213	4,229,404
Medpace Holdings, Inc. (a)(b)	209,728	46,364,569
Nanostring Technologies, Inc. (a)(b)	386,421	4,088,334
Nautilus Biotechnology, Inc. (a)(b)	353,001	691,882
NeoGenomics, Inc. (a)(b)	1,038,740	12,340,231
OmniAb, Inc. (a)	641,413	2,655,450
Pacific Biosciences of California, Inc. (a)(b)	1,870,010	20,738,411
Quanterix Corp. (a)(b)	283,408	4,004,555
Quantum-Si, Inc. (a)(b)	762,238	1,692,168
Science 37 Holdings, Inc. (a)(b)	463,886	250,452
Seer, Inc. (a)(b)	429,398	1,953,761
Singular Genomics Systems, Inc. (a)(b)	410,487	1,098,053
SomaLogic, Inc. Class A (a)(b)	1,244,283	4,330,105
		168,964,327
Pharmaceuticals - 1.7%
Aclaris Therapeutics, Inc. (a)(b)	537,046	9,076,077
Amneal Pharmaceuticals, Inc. (a)	851,915	1,874,213
Amphastar Pharmaceuticals, Inc. (a)(b)	317,959	9,621,439
Amylyx Pharmaceuticals, Inc. (b)	417,129	16,347,286
AN2 Therapeutics, Inc. (b)	68,531	833,337
ANI Pharmaceuticals, Inc. (a)(b)	105,064	4,699,513
Arvinas Holding Co. LLC (a)(b)	402,503	13,190,023
Atea Pharmaceuticals, Inc. (a)(b)	642,766	2,976,007
Athira Pharma, Inc. (a)	277,198	1,119,880
Axsome Therapeutics, Inc. (a)(b)	264,810	19,860,750
Cara Therapeutics, Inc. (a)(b)	372,842	4,354,795
Cassava Sciences, Inc. (a)(b)	315,896	8,845,088
CinCor Pharma, Inc.	205,909	5,956,947
Collegium Pharmaceutical, Inc. (a)(b)	277,024	7,778,834
Corcept Therapeutics, Inc. (a)(b)	714,578	16,335,253
DICE Therapeutics, Inc. (a)(b)	292,115	9,280,494
Edgewise Therapeutics, Inc. (a)(b)	313,961	3,211,821
Esperion Therapeutics, Inc. (a)(b)	612,628	3,896,314
Evolus, Inc. (a)(b)	296,018	3,075,627
Eyepoint Pharmaceuticals, Inc. (a)(b)	224,709	1,047,144
Fulcrum Therapeutics, Inc. (a)(b)	361,424	4,557,557
Harmony Biosciences Holdings, Inc. (a)(b)	217,858	10,494,220
Innoviva, Inc. (a)(b)	518,394	6,557,684
Intra-Cellular Therapies, Inc. (a)	758,636	36,353,837
Ligand Pharmaceuticals, Inc. Class B (a)(b)	124,992	8,711,942
Liquidia Technologies, Inc. (a)(b)	393,732	2,598,631
Nektar Therapeutics (a)(b)	1,488,215	4,047,945
NGM Biopharmaceuticals, Inc. (a)(b)	337,115	1,766,483
Nuvation Bio, Inc. (a)	964,780	2,373,359
Ocular Therapeutix, Inc. (a)(b)	645,415	2,523,573
Pacira Biosciences, Inc. (a)(b)	372,311	14,620,653
Phathom Pharmaceuticals, Inc. (a)(b)	204,049	2,434,305
Phibro Animal Health Corp. Class A (b)	169,201	2,605,695
Prestige Brands Holdings, Inc. (a)(b)	410,279	26,979,947
Provention Bio, Inc. (a)(b)	525,301	4,549,107
Reata Pharmaceuticals, Inc. (a)(b)	228,035	9,880,757
Relmada Therapeutics, Inc. (a)(b)	230,337	935,168
Revance Therapeutics, Inc. (a)(b)	667,688	23,155,420
Scilex Holding Co.	528,042	3,749,626
SIGA Technologies, Inc. (b)	388,424	2,847,148
Supernus Pharmaceuticals, Inc. (a)(b)	408,807	16,765,175
Tarsus Pharmaceuticals, Inc. (a)(b)	153,156	2,413,739
Theravance Biopharma, Inc. (a)(b)	542,019	5,859,225
Theseus Pharmaceuticals, Inc. (a)(b)	141,240	1,975,948
Third Harmonics Bio, Inc. (b)	106,262	464,365
Ventyx Biosciences, Inc. (a)(b)	205,970	8,650,740
Xeris Biopharma Holdings, Inc. (a)(b)	1,100,512	1,364,635
Zogenix, Inc. rights (a)(c)	420,880	757,584
		353,375,310
TOTAL HEALTH CARE		3,430,021,945
INDUSTRIALS - 15.7%
Aerospace & Defense - 1.0%
AAR Corp. (a)	278,729	14,337,820
Aerojet Rocketdyne Holdings, Inc. (a)	652,733	36,500,829
AeroVironment, Inc. (a)(b)	204,135	18,161,891
AerSale Corp. (a)(b)	178,162	3,315,595
Archer Aviation, Inc. Class A (a)(b)	1,201,244	3,483,608
Astra Space, Inc. Class A (a)(b)	1,244,984	791,561
Astronics Corp. (a)	209,792	3,115,411
Cadre Holdings, Inc.	158,982	3,639,098
Ducommun, Inc. (a)	92,021	5,316,973
Kaman Corp. (b)	235,429	5,937,519
Kratos Defense & Security Solutions, Inc. (a)	1,029,142	11,783,676
Maxar Technologies, Inc.	607,497	31,389,370
Momentus, Inc. Class A (a)(b)	461,469	417,629
Moog, Inc. Class A	236,273	22,521,542
National Presto Industries, Inc.	42,335	3,243,284
Park Aerospace Corp. (b)	153,871	2,140,346
Parsons Corp. (a)	272,924	11,877,652
Redwire Corp. (a)(b)	147,141	376,681
Rocket Lab U.S.A., Inc. Class A (a)(b)	1,787,699	8,884,864
Terran Orbital Corp. Class A (a)(b)	343,136	665,684
Triumph Group, Inc. (a)	529,900	6,035,561
V2X, Inc. (a)	100,295	4,429,027
Virgin Galactic Holdings, Inc. (a)(b)	2,006,810	11,077,591
		209,443,212
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)(b)	478,030	13,533,029
Atlas Air Worldwide Holdings, Inc. (a)(b)	229,125	23,418,866
Forward Air Corp.	222,434	23,989,507
Hub Group, Inc. Class A (a)(b)	267,265	22,789,687
Radiant Logistics, Inc. (a)	293,822	1,648,341
		85,379,430
Airlines - 0.3%
Allegiant Travel Co. (a)	130,583	11,234,055
Blade Air Mobility, Inc. (a)(b)	464,995	2,073,878
Frontier Group Holdings, Inc. (a)	304,960	3,836,397
Hawaiian Holdings, Inc. (a)(b)	412,574	5,082,912
Joby Aviation, Inc. (a)(b)	2,142,094	9,468,055
SkyWest, Inc. (a)	409,042	8,491,712
Spirit Airlines, Inc.	897,475	17,805,904
Sun Country Airlines Holdings, Inc. (a)(b)	277,040	5,172,337
Wheels Up Experience, Inc. Class A (a)(b)	1,333,719	1,640,474
		64,805,724
Building Products - 1.3%
AAON, Inc.	362,552	27,669,969
American Woodmark Corp. (a)	137,263	7,863,797
Apogee Enterprises, Inc.	182,772	8,561,040
Caesarstone Sdot-Yam Ltd.	166,593	1,039,540
CSW Industrials, Inc. (b)	121,014	16,362,303
Gibraltar Industries, Inc. (a)(b)	256,770	13,755,169
Griffon Corp.	379,765	15,524,793
Insteel Industries, Inc.	156,324	4,688,157
Janus International Group, Inc. (a)	670,763	7,378,393
Jeld-Wen Holding, Inc. (a)	692,499	8,760,112
Masonite International Corp. (a)	184,126	16,795,974
PGT Innovations, Inc. (a)(b)	479,372	10,402,372
Quanex Building Products Corp.	276,818	7,166,818
Resideo Technologies, Inc. (a)	1,198,093	23,039,328
Simpson Manufacturing Co. Ltd. (b)	353,880	37,904,087
UFP Industries, Inc.	494,466	46,257,294
View, Inc. Class A (a)(b)	933,290	765,298
Zurn Elkay Water Solutions Cor	1,025,663	22,420,993
		276,355,437
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	548,052	25,709,119
ACCO Brands Corp.	757,417	4,809,598
ACV Auctions, Inc. Class A (a)(b)	978,816	9,592,397
Aris Water Solution, Inc. Class A (b)	183,762	2,846,473
Brady Corp. Class A	375,951	20,102,100
BrightView Holdings, Inc. (a)	367,092	2,918,381
Casella Waste Systems, Inc. Class A (a)(b)	412,418	33,042,930
Cimpress PLC (a)	146,166	4,778,167
CompX International, Inc. Class A	9,445	178,888
CoreCivic, Inc. (a)	939,556	9,996,876
Deluxe Corp.	363,272	7,261,807
Ennis, Inc.	213,760	4,540,262
Harsco Corp. (a)(b)	650,428	5,164,398
Healthcare Services Group, Inc.	615,334	8,288,549
Heritage-Crystal Clean, Inc. (a)(b)	129,696	4,824,691
HNI Corp. (b)	343,186	10,903,019
Interface, Inc. (b)	475,280	5,408,686
KAR Auction Services, Inc. (a)(b)	885,760	12,896,666
Kimball International, Inc. Class B (b)	297,301	2,200,027
Li-Cycle Holdings Corp. (a)(b)	1,139,258	6,197,564
Matthews International Corp. Class A	247,459	9,165,881
Millerknoll, Inc. (b)	631,104	15,070,764
Montrose Environmental Group, Inc. (a)(b)	228,047	12,351,026
NL Industries, Inc.	64,234	453,492
Pitney Bowes, Inc. (b)	1,433,984	6,180,471
Quad/Graphics, Inc. (a)(b)	251,571	1,109,428
SP Plus Corp. (a)	162,869	6,141,790
Steelcase, Inc. Class A (b)	728,837	5,684,929
The Brink's Co.	373,507	24,502,059
The GEO Group, Inc. (a)	976,355	11,228,083
UniFirst Corp. (b)	123,238	24,455,349
Viad Corp. (a)	168,569	4,981,214
VSE Corp.	88,540	4,860,846
		307,845,930
Construction & Engineering - 1.5%
Ameresco, Inc. Class A (a)(b)	263,437	16,983,783
API Group Corp. (a)(b)	1,708,344	37,993,571
Arcosa, Inc.	400,952	23,764,425
Argan, Inc.	109,987	4,288,393
Comfort Systems U.S.A., Inc.	292,897	35,452,253
Concrete Pumping Holdings, Inc. (a)(b)	204,992	1,668,635
Construction Partners, Inc. Class A (a)(b)	331,554	9,379,663
Dycom Industries, Inc. (a)(b)	238,882	22,782,176
EMCOR Group, Inc.	388,687	57,622,848
Fluor Corp. (a)	1,176,310	43,229,393
Granite Construction, Inc. (b)	366,661	15,612,425
Great Lakes Dredge & Dock Corp. (a)	540,673	3,719,830
IES Holdings, Inc. (a)	73,861	2,940,406
MYR Group, Inc. (a)	135,928	13,465,028
Northwest Pipe Co. (a)	81,015	3,029,961
Primoris Services Corp.	436,916	11,621,966
Sterling Construction Co., Inc. (a)(b)	242,204	8,813,804
Tutor Perini Corp. (a)	349,030	3,200,605
		315,569,165
Electrical Equipment - 1.5%
Allied Motion Technologies, Inc.	111,863	4,546,112
Array Technologies, Inc. (a)(b)	1,245,814	27,694,445
Atkore, Inc. (a)(b)	340,666	44,371,747
AZZ, Inc.	204,836	8,701,433
Babcock & Wilcox Enterprises, Inc. (a)(b)	501,569	3,330,418
Blink Charging Co. (a)(b)	299,598	4,077,529
Bloom Energy Corp. Class A (a)(b)	1,486,946	37,069,564
Encore Wire Corp. (b)	146,554	23,658,212
Energy Vault Holdings, Inc. Class A (a)(b)	679,056	2,879,197
EnerSys	336,670	27,950,343
Enovix Corp. (a)(b)	903,359	7,172,670
ESS Tech, Inc. Class A (a)(b)	679,352	1,501,368
Fluence Energy, Inc. (a)(b)	297,918	7,191,741
FTC Solar, Inc. (a)(b)	358,413	985,636
FuelCell Energy, Inc. (a)(b)	3,389,454	12,405,402
GrafTech International Ltd. (b)	1,598,896	10,456,780
Heliogen, Inc. (a)(b)	759,369	484,174
NuScale Power Corp. (a)(b)	266,083	2,836,445
Powell Industries, Inc.	76,136	3,022,599
Preformed Line Products Co.	19,900	1,757,767
Shoals Technologies Group, Inc. (a)	1,140,861	31,818,613
Stem, Inc. (a)(b)	1,189,854	11,731,960
SunPower Corp. (a)(b)	675,936	11,781,564
Thermon Group Holdings, Inc. (a)	272,923	6,309,980
TPI Composites, Inc. (a)(b)	302,594	3,948,852
Vicor Corp. (a)(b)	182,912	12,699,580
		310,384,131
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A (b)	214,040	4,848,006
Machinery - 4.0%
3D Systems Corp. (a)(b)	1,049,109	11,393,324
Alamo Group, Inc.	82,971	12,982,472
Albany International Corp. Class A	256,893	28,810,550
Altra Industrial Motion Corp.	535,221	32,685,946
Astec Industries, Inc.	190,791	8,421,515
Barnes Group, Inc.	404,267	17,892,857
Berkshire Grey, Inc. Class A (a)(b)	381,742	431,368
Blue Bird Corp. (a)	145,534	2,110,243
Chart Industries, Inc. (a)(b)	352,967	47,290,519
CIRCOR International, Inc. (a)	152,801	4,224,948
Columbus McKinnon Corp. (NY Shares)	231,917	8,337,416
Desktop Metal, Inc. (a)(b)	2,239,785	3,762,839
Douglas Dynamics, Inc.	186,557	7,538,768
Energy Recovery, Inc. (a)(b)	455,717	10,085,017
Enerpac Tool Group Corp. Class A	472,376	12,536,859
EnPro Industries, Inc. (b)	172,157	20,843,048
ESCO Technologies, Inc.	212,733	20,941,437
Evoqua Water Technologies Corp. (a)	972,502	47,176,072
Fathom Digital Manufacturing Corp. (a)(b)	72,720	100,354
Federal Signal Corp. (b)	492,455	26,223,229
Franklin Electric Co., Inc.	381,027	34,406,738
Gorman-Rupp Co.	190,395	5,470,048
Helios Technologies, Inc.	270,538	17,855,508
Hillenbrand, Inc.	574,147	26,904,528
Hillman Solutions Corp. Class A (a)(b)	1,118,243	10,735,133
Hydrofarm Holdings Group, Inc. (a)(b)	366,717	685,761
Hyliion Holdings Corp. Class A (a)(b)	1,126,308	4,032,183
Hyster-Yale Materials Handling, Inc. Class A	90,361	2,930,407
Hyzon Motors, Inc. Class A (a)(b)	733,252	1,561,827
John Bean Technologies Corp.	261,741	29,244,322
Kadant, Inc. (b)	96,367	19,636,704
Kennametal, Inc.	674,029	19,209,827
Lightning eMotors, Inc. (a)(b)	347,755	302,060
Lindsay Corp.	91,120	14,271,214
Luxfer Holdings PLC sponsored	223,627	3,701,027
Manitowoc Co., Inc. (a)	291,857	3,998,441
Markforged Holding Corp. (a)(b)	949,879	1,272,838
Microvast Holdings, Inc. (a)(b)	1,406,146	2,292,018
Miller Industries, Inc.	82,854	2,403,595
Mueller Industries, Inc.	462,524	30,318,448
Mueller Water Products, Inc. Class A	1,284,777	16,252,429
Nikola Corp. (a)(b)	2,826,183	7,658,956
Omega Flex, Inc. (b)	27,275	2,899,333
Proterra, Inc. Class A (a)(b)	1,857,412	9,472,801
Proto Labs, Inc. (a)	226,047	6,917,038
RBC Bearings, Inc. (a)(b)	235,758	57,517,879
REV Group, Inc. (b)	276,334	3,539,839
Sarcos Technology and Robotics Corp. Class A (a)(b)	850,015	510,009
Shyft Group, Inc. (The)	286,515	9,538,084
SPX Technologies, Inc. (a)(b)	361,339	27,104,038
Standex International Corp.	98,447	11,377,520
Tennant Co.	152,947	10,726,173
Terex Corp.	550,702	28,069,281
The Greenbrier Companies, Inc.	263,307	8,141,452
Titan International, Inc. (a)	424,716	7,088,510
Trinity Industries, Inc. (b)	676,357	19,458,791
Velo3D, Inc. (a)(b)	480,226	1,152,542
Wabash National Corp.	393,409	10,134,216
Watts Water Technologies, Inc. Class A	225,929	36,943,910
Xos, Inc. Class A (a)(b)	410,499	388,702
		829,912,911
Marine - 0.3%
Costamare, Inc.	433,704	4,402,096
Eagle Bulk Shipping, Inc. (b)	112,658	6,453,050
Eneti, Inc.	178,800	1,893,492
Genco Shipping & Trading Ltd. (b)	305,876	5,548,591
Golden Ocean Group Ltd. (b)	1,022,483	9,795,387
Matson, Inc.	308,710	20,411,905
Safe Bulkers, Inc.	601,066	1,977,507
		50,482,028
Professional Services - 1.6%
Alight, Inc. Class A (a)(b)	2,804,463	26,333,908
ASGN, Inc. (a)	405,576	36,887,137
Atlas Technical Consultants, Inc. (a)(b)	156,532	1,898,733
Barrett Business Services, Inc.	55,669	5,532,385
CBIZ, Inc. (a)	392,908	18,698,492
CRA International, Inc. (b)	57,358	6,816,425
Exponent, Inc. (b)	419,738	43,039,935
First Advantage Corp. (a)(b)	490,591	6,809,403
Forrester Research, Inc. (a)	95,831	3,551,497
Franklin Covey Co. (a)	101,323	4,701,387
Heidrick & Struggles International, Inc.	162,304	4,992,471
HireRight Holdings Corp. (a)(b)	177,950	2,035,748
Huron Consulting Group, Inc. (a)(b)	163,041	11,093,310
ICF International, Inc. (b)	152,097	15,542,792
Insperity, Inc.	298,508	33,000,059
Kelly Services, Inc. Class A (non-vtg.) (b)	278,121	5,033,990
Kforce, Inc.	165,481	9,288,449
Korn Ferry	438,327	23,665,275
LegalZoom.com, Inc. (a)(b)	799,340	6,778,403
NV5 Global, Inc. (a)(b)	111,972	14,924,748
Planet Labs PBC Class A (a)(b)	1,291,990	6,395,351
Red Violet, Inc. (a)(b)	78,400	1,863,960
Resources Connection, Inc.	267,115	4,613,076
Skillsoft Corp. (a)(b)	636,281	1,221,660
Spire Global, Inc. (a)(b)	951,854	1,132,706
Sterling Check Corp. (a)(b)	199,470	2,782,607
TriNet Group, Inc. (a)(b)	309,140	23,324,613
TrueBlue, Inc. (a)	267,318	5,247,452
Upwork, Inc. (a)(b)	1,005,727	13,034,222
Willdan Group, Inc. (a)(b)	96,373	1,834,942
		342,075,136
Road & Rail - 0.6%
ArcBest Corp.	202,726	16,917,485
Bird Global, Inc. Class A (a)(b)	1,279,240	300,110
Covenant Transport Group, Inc. Class A (b)	76,901	2,550,037
Daseke, Inc. (a)(b)	337,676	2,356,978
Heartland Express, Inc. (b)	383,104	6,443,809
Marten Transport Ltd.	482,012	10,647,645
P.A.M. Transportation Services, Inc.	53,840	1,558,668
Saia, Inc. (a)(b)	219,652	59,916,673
TuSimple Holdings, Inc. (a)(b)	1,166,184	2,448,986
Universal Logistics Holdings, Inc.	59,415	2,134,187
Werner Enterprises, Inc.	522,611	24,547,039
		129,821,617
Trading Companies & Distributors - 1.7%
Alta Equipment Group, Inc.	170,548	2,890,789
Applied Industrial Technologies, Inc.	316,165	45,277,990
Beacon Roofing Supply, Inc. (a)(b)	424,066	24,120,874
BlueLinx Corp. (a)	72,995	6,337,426
Boise Cascade Co.	327,045	24,518,564
Custom Truck One Source, Inc. Class A (a)(b)	500,943	3,546,676
Distribution Solutions Group I (a)	40,838	1,686,609
DXP Enterprises, Inc. (a)	126,531	3,833,889
GATX Corp. (b)	289,246	33,104,205
Global Industrial Co.	108,193	2,844,394
GMS, Inc. (a)	352,639	20,918,545
H&E Equipment Services, Inc.	262,934	13,380,711
Herc Holdings, Inc. (b)	207,636	32,250,024
Hudson Technologies, Inc. (a)	357,882	3,653,975
Karat Packaging, Inc. (b)	48,130	723,394
McGrath RentCorp.	199,093	19,817,717
MRC Global, Inc. (a)	683,842	9,300,251
NOW, Inc. (a)	913,015	12,818,731
Rush Enterprises, Inc.:
Class A (b)	394,804	21,244,403
Class B	2,195	127,683
Textainer Group Holdings Ltd. (b)	356,081	12,071,146
Titan Machinery, Inc. (a)	167,870	7,376,208
Transcat, Inc. (a)(b)	59,356	4,957,413
Triton International Ltd. (b)	478,228	33,782,026
Veritiv Corp. (b)	108,493	13,565,965
		354,149,608
TOTAL INDUSTRIALS		3,281,072,335
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	637,359	12,026,964
Aviat Networks, Inc. (a)	92,599	2,995,578
Calix, Inc. (a)	476,014	25,057,377
Cambium Networks Corp. (a)(b)	96,347	2,064,716
Casa Systems, Inc. (a)(b)	245,500	839,610
Clearfield, Inc. (a)(b)	96,129	6,869,378
CommScope Holding Co., Inc. (a)	1,697,024	14,255,002
Comtech Telecommunications Corp.	213,218	3,381,637
Digi International, Inc. (a)(b)	282,642	9,607,002
DZS, Inc. (a)(b)	147,076	1,867,865
Extreme Networks, Inc. (a)	1,059,993	19,111,674
Harmonic, Inc. (a)(b)	765,027	10,075,406
Infinera Corp. (a)(b)	1,603,928	11,740,753
Inseego Corp. (a)(b)	698,493	810,252
NETGEAR, Inc. (a)	233,676	4,666,510
NetScout Systems, Inc. (a)(b)	571,368	18,340,913
Ondas Holdings, Inc. (a)(b)	270,673	538,639
Ribbon Communications, Inc. (a)(b)	601,260	2,110,423
Viavi Solutions, Inc. (a)	1,886,600	21,318,580
		167,678,279
Electronic Equipment & Components - 2.3%
908 Devices, Inc. (a)(b)	183,640	1,711,525
Advanced Energy Industries, Inc.	311,159	28,856,886
Aeva Technologies, Inc. (a)(b)	796,296	1,345,740
AEye, Inc. Class A (a)(b)	845,412	528,636
Akoustis Technologies, Inc. (a)(b)	447,850	1,652,567
Arlo Technologies, Inc. (a)	727,778	2,729,168
Badger Meter, Inc. (b)	241,808	28,025,547
Belden, Inc. (b)	349,921	28,375,094
Benchmark Electronics, Inc.	289,559	8,104,756
Cepton, Inc. (a)(b)	387,177	468,484
CTS Corp. (b)	261,604	11,643,994
ePlus, Inc. (a)	220,713	10,987,093
Evolv Technologies Holdings, Inc. (a)(b)	697,061	2,133,007
Fabrinet (a)	305,635	40,239,904
FARO Technologies, Inc. (a)(b)	157,828	4,337,113
Focus Universal, Inc. (a)(b)	133,390	773,662
Identiv, Inc. (a)(b)	176,074	1,535,365
Insight Enterprises, Inc. (a)	258,039	29,086,156
Itron, Inc. (a)(b)	372,844	21,427,345
Kimball Electronics, Inc. (a)(b)	199,643	5,094,889
Knowles Corp. (a)(b)	737,761	14,187,144
Lightwave Logic, Inc. (a)(b)	935,836	5,886,408
Methode Electronics, Inc. Class A	299,339	14,290,444
MicroVision, Inc. (a)(b)	1,364,809	3,425,671
Mirion Technologies, Inc. Class A (a)(b)	1,135,280	9,025,476
Napco Security Technologies, Inc. (a)(b)	244,079	7,070,969
nLIGHT, Inc. (a)	369,496	4,581,750
Novanta, Inc. (a)(b)	293,662	47,417,603
OSI Systems, Inc. (a)	132,310	12,531,080
Ouster, Inc. (a)(b)	1,214,888	1,737,290
Par Technology Corp. (a)(b)	219,946	7,475,965
PC Connection, Inc.	93,768	4,597,445
Plexus Corp. (a)	225,395	21,635,666
Rogers Corp. (a)	155,177	21,661,157
Sanmina Corp. (a)	470,328	28,657,085
ScanSource, Inc. (a)	209,035	6,883,523
Smartrent, Inc. (a)(b)	1,009,872	2,948,826
TTM Technologies, Inc. (a)(b)	836,187	13,144,860
Velodyne Lidar, Inc. (a)(b)	1,744,290	2,040,819
Vishay Intertechnology, Inc.	1,073,403	24,570,195
Vishay Precision Group, Inc. (a)	101,827	4,396,890
		487,223,197
IT Services - 2.0%
AvidXchange Holdings, Inc. (a)(b)	1,210,097	13,456,279
BigCommerce Holdings, Inc. (a)	540,163	6,622,398
Brightcove, Inc. (a)	346,601	2,197,450
Cantaloupe, Inc. (a)(b)	488,744	2,487,707
Cass Information Systems, Inc. (b)	111,947	5,436,146
Cerberus Cyber Sentinel Corp. (b)	341,035	487,680
Conduent, Inc. (a)	1,404,109	6,697,600
CSG Systems International, Inc.	256,588	15,310,606
Cyxtera Technologies, Inc. Class A (a)(b)	321,543	1,035,368
Digitalocean Holdings, Inc. (a)(b)	579,415	17,005,830
Edgio, Inc. (a)(b)	1,153,990	1,811,764
EVERTEC, Inc.	503,719	18,607,380
EVO Payments, Inc. Class A (a)	381,562	12,923,505
ExlService Holdings, Inc. (a)	267,612	45,654,607
Fastly, Inc. Class A (a)(b)	938,442	9,712,875
Flywire Corp. (a)	473,146	12,760,748
Grid Dynamics Holdings, Inc. (a)	444,944	5,570,699
Hackett Group, Inc. (b)	223,998	4,950,356
i3 Verticals, Inc. Class A (a)	184,002	5,321,338
IBEX Ltd. (a)	73,800	1,969,722
Information Services Group, Inc.	298,622	1,564,779
International Money Express, Inc. (a)	260,727	5,934,147
Marqeta, Inc. Class A (a)(b)	3,595,526	23,838,337
Maximus, Inc.	499,016	37,351,348
MoneyGram International, Inc. (a)	751,620	8,094,947
Paya Holdings, Inc. (a)	726,153	7,058,207
Payoneer Global, Inc. (a)(b)	1,828,839	10,899,880
Paysafe Ltd. (a)(b)	235,158	4,947,724
Perficient, Inc. (a)(b)	283,100	20,989,034
PFSweb, Inc. (a)(b)	134,345	894,738
Priority Technology Holdings, Inc. (a)(b)	133,286	641,106
Rackspace Technology, Inc. (a)(b)	476,966	1,430,898
Remitly Global, Inc. (a)(b)	830,561	10,016,566
Repay Holdings Corp. (a)	729,680	7,107,083
Sabre Corp. (a)(b)	2,693,569	18,343,205
Squarespace, Inc. Class A (a)	251,943	5,976,088
StoneCo Ltd. Class A (a)(b)	2,293,058	25,590,527
Ttec Holdings, Inc.	157,211	7,992,607
Tucows, Inc. (a)(b)	82,700	2,743,159
Unisys Corp. (a)	552,906	2,991,221
Verra Mobility Corp. (a)(b)	1,158,817	17,880,546
		412,306,205
Semiconductors & Semiconductor Equipment - 2.7%
ACM Research, Inc.	396,127	4,947,626
Alpha & Omega Semiconductor Ltd. (a)(b)	183,198	6,038,206
Ambarella, Inc. (a)(b)	301,201	27,059,898
Amkor Technology, Inc. (b)	836,255	24,468,821
Atomera, Inc. (a)(b)	174,775	1,275,858
Axcelis Technologies, Inc. (a)	269,962	29,682,322
AXT, Inc. (a)(b)	329,782	1,942,416
CEVA, Inc. (a)(b)	188,961	6,258,388
Cohu, Inc. (a)	387,948	13,997,164
Credo Technology Group Holding Ltd. (b)	798,430	13,836,792
Diodes, Inc. (a)	367,345	32,763,501
FormFactor, Inc. (a)(b)	637,693	17,944,681
Ichor Holdings Ltd. (a)(b)	232,503	7,858,601
Impinj, Inc. (a)(b)	177,043	22,976,641
indie Semiconductor, Inc. (a)(b)	841,570	6,707,313
Kulicke & Soffa Industries, Inc. (b)	471,775	24,107,703
MACOM Technology Solutions Holdings, Inc. (a)(b)	416,811	27,934,673
MaxLinear, Inc. Class A (a)(b)	603,251	24,853,941
Onto Innovation, Inc. (a)	410,013	32,247,522
PDF Solutions, Inc. (a)	247,101	7,852,870
Photronics, Inc. (a)	493,361	8,939,701
Power Integrations, Inc.	467,639	40,259,042
Rambus, Inc. (a)	882,043	35,696,280
Rigetti Computing, Inc. Class A (a)(b)	661,638	516,475
Semtech Corp. (a)	522,548	17,259,760
Silicon Laboratories, Inc. (a)(b)	272,721	42,792,652
SiTime Corp. (a)(b)	134,569	15,506,386
SkyWater Technology, Inc. (a)(b)	92,513	1,000,991
SMART Global Holdings, Inc. (a)(b)	394,849	6,787,454
Synaptics, Inc. (a)	328,406	41,060,602
Transphorm, Inc. (a)(b)	183,205	853,735
Ultra Clean Holdings, Inc. (a)	374,059	12,587,085
Veeco Instruments, Inc. (a)(b)	416,846	8,278,562
		566,293,662
Software - 4.7%
8x8, Inc. (a)(b)	926,885	4,365,628
A10 Networks, Inc.	529,319	8,193,858
ACI Worldwide, Inc. (a)	927,192	25,896,473
Adeia, Inc.	846,360	9,267,642
Agilysys, Inc. (a)	163,789	13,686,209
Alarm.com Holdings, Inc. (a)	398,322	21,350,059
Alkami Technology, Inc. (a)(b)	304,034	4,977,037
Altair Engineering, Inc. Class A (a)(b)	430,775	22,874,153
American Software, Inc. Class A	266,174	4,048,507
Amplitude, Inc. (a)(b)	466,868	6,713,562
AppFolio, Inc. (a)(b)	160,409	18,018,743
Appian Corp. Class A (a)(b)	332,407	13,750,016
Applied Digital Corp. (b)	511,041	1,584,227
Arteris, Inc. (a)(b)	126,245	792,819
Asana, Inc. (a)(b)	610,204	9,458,162
Avaya Holdings Corp. (a)(b)	675,212	241,118
AvePoint, Inc. (a)(b)	1,077,728	4,817,444
Blackbaud, Inc. (a)	383,349	23,848,141
BlackLine, Inc. (a)(b)	456,230	32,757,314
Blend Labs, Inc. (a)(b)	1,590,165	2,639,674
Box, Inc. Class A (a)(b)	1,155,341	36,959,359
C3.ai, Inc. (a)(b)	483,915	9,605,713
Cerence, Inc. (a)(b)	325,272	7,975,669
Cipher Mining, Inc. (a)(b)	321,919	386,303
Cleanspark, Inc. (a)(b)	385,630	1,222,447
Clear Secure, Inc. (b)	515,676	16,187,070
CommVault Systems, Inc. (a)	367,895	22,894,106
Consensus Cloud Solutions, Inc. (a)(b)	154,133	9,058,396
Couchbase, Inc. (a)(b)	235,453	3,482,350
CS Disco, Inc. (a)(b)	195,911	1,628,020
Cvent Holding Corp. (a)(b)	374,718	3,023,974
Digimarc Corp. (a)(b)	113,304	2,263,814
Digital Turbine, Inc. (a)(b)	780,630	13,551,737
Domo, Inc. Class B (a)	258,268	4,005,737
Duck Creek Technologies, Inc. (a)	638,167	12,080,501
E2open Parent Holdings, Inc. (a)(b)	1,644,568	11,347,519
Ebix, Inc. (b)	217,573	4,146,941
eGain Communications Corp. (a)	154,520	1,501,934
Enfusion, Inc. Class A (a)(b)	221,746	2,634,342
EngageSmart, Inc. (a)(b)	300,464	5,919,141
Envestnet, Inc. (a)(b)	453,461	29,474,965
Everbridge, Inc. (a)	331,444	10,592,950
EverCommerce, Inc. (a)(b)	214,119	2,211,849
ForgeRock, Inc. (a)(b)	313,360	6,223,330
Greenidge Generation Holdings, Inc. (a)(b)	98,343	82,608
Instructure Holdings, Inc. (a)(b)	146,638	3,963,625
Intapp, Inc. (a)	119,663	3,467,834
InterDigital, Inc. (b)	245,408	17,166,290
IronNet, Inc. Class A (a)(b)	571,562	228,053
Kaleyra, Inc. (a)(b)	223,510	254,801
KnowBe4, Inc. (a)	601,053	14,960,209
Latch, Inc. (a)(b)	842,260	774,458
LivePerson, Inc. (a)(b)	584,314	7,525,964
Liveramp Holdings, Inc. (a)	545,745	14,604,136
Livevox Holdings, Inc. (a)(b)	147,045	427,901
Marathon Digital Holdings, Inc. (a)(b)	968,615	6,983,714
Matterport, Inc. (a)(b)	1,852,913	6,522,254
MeridianLink, Inc. (a)(b)	194,520	3,088,978
MicroStrategy, Inc. Class A (a)(b)	77,798	19,584,091
Mitek Systems, Inc. (a)(b)	358,406	3,533,883
Model N, Inc. (a)(b)	302,242	11,986,918
Momentive Global, Inc. (a)	1,078,899	8,318,311
N-able, Inc. (a)	569,364	5,847,368
Nextnav, Inc. (a)(b)	558,632	1,653,551
Olo, Inc. (a)(b)	747,089	5,991,654
ON24, Inc. (a)	344,247	3,194,612
Onespan, Inc. (a)	327,568	4,523,714
Pagerduty, Inc. (a)(b)	717,061	21,361,247
PowerSchool Holdings, Inc. (a)(b)	379,302	8,541,881
Progress Software Corp.	353,358	18,742,108
PROS Holdings, Inc. (a)	339,764	8,562,053
Q2 Holdings, Inc. (a)(b)	462,287	15,126,031
Qualys, Inc. (a)(b)	318,933	36,792,111
Rapid7, Inc. (a)	489,638	19,521,867
Rimini Street, Inc. (a)(b)	419,750	1,888,875
Riot Platforms, Inc. (a)(b)	1,318,181	8,264,995
Sapiens International Corp. NV	269,259	6,101,409
SecureWorks Corp. (a)	71,748	575,419
ShotSpotter, Inc. (a)	70,085	2,701,777
SolarWinds, Inc. (a)(b)	393,834	4,001,353
Sprout Social, Inc. (a)(b)	387,422	24,783,385
SPS Commerce, Inc. (a)(b)	299,738	40,788,347
Sumo Logic, Inc. (a)	962,801	11,389,936
Telos Corp. (a)(b)	446,679	2,166,393
Tenable Holdings, Inc. (a)(b)	925,390	37,228,440
TeraWulf, Inc. (a)(b)	161,045	157,389
Upland Software, Inc. (a)	249,236	2,175,830
Varonis Systems, Inc. (a)	901,288	23,289,282
Verint Systems, Inc. (a)(b)	525,424	19,950,349
Veritone, Inc. (a)(b)	260,397	2,200,355
Viant Technology, Inc. (a)(b)	86,310	391,847
Weave Communications, Inc. (a)(b)	257,822	1,340,674
Workiva, Inc. (a)(b)	393,683	34,065,390
Xperi, Inc. (a)(b)	356,409	3,688,833
Yext, Inc. (a)(b)	940,612	6,537,253
Zeta Global Holdings Corp. (a)(b)	921,837	8,370,280
Zuora, Inc. (a)(b)	1,028,888	8,148,793
		971,197,782
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. (a)(b)	287,082	8,701,455
CompoSecure, Inc. (a)(b)	58,927	374,776
Corsair Gaming, Inc. (a)(b)	317,306	4,991,223
Diebold Nixdorf, Inc. (a)(b)	609,802	1,457,427
Eastman Kodak Co. (a)(b)	467,027	1,685,967
IonQ, Inc. (a)(b)	991,628	4,402,828
Super Micro Computer, Inc. (a)(b)	382,923	27,696,821
Turtle Beach Corp. (a)	127,309	1,209,436
Xerox Holdings Corp.	945,542	15,487,978
		66,007,911
TOTAL INFORMATION TECHNOLOGY		2,670,707,036
MATERIALS - 4.4%
Chemicals - 2.1%
AdvanSix, Inc.	220,881	9,550,894
American Vanguard Corp.	230,126	5,198,546
Amyris, Inc. (a)(b)	1,646,272	2,617,572
Aspen Aerogels, Inc. (a)(b)	257,602	2,704,821
Avient Corp.	752,919	30,508,278
Balchem Corp.	262,986	34,353,861
Cabot Corp.	459,642	34,624,832
Chase Corp. (b)	62,450	5,894,031
Danimer Scientific, Inc. (a)(b)	754,745	1,720,819
Diversey Holdings Ltd. (a)(b)	654,596	3,973,398
Ecovyst, Inc. (a)	591,544	6,205,297
FutureFuel Corp. (b)	210,953	1,955,534
H.B. Fuller Co.	436,958	30,193,798
Hawkins, Inc.	161,652	6,304,428
Ingevity Corp. (a)	309,169	25,487,892
Innospec, Inc.	204,244	23,083,657
Intrepid Potash, Inc. (a)(b)	92,735	3,035,217
Koppers Holdings, Inc.	166,809	5,773,259
Kronos Worldwide, Inc. (b)	187,452	2,183,816
Livent Corp. (a)(b)	1,340,051	34,734,122
LSB Industries, Inc. (a)	614,127	7,805,554
Mativ, Inc. (b)	450,960	12,428,458
Minerals Technologies, Inc.	266,835	18,531,691
Origin Materials, Inc. Class A (a)(b)	866,277	5,240,976
Orion Engineered Carbons SA	496,371	10,433,718
Perimeter Solutions SA (a)(b)	970,719	9,027,687
PureCycle Technologies, Inc. (a)(b)	878,970	7,365,769
Quaker Houghton (b)	112,144	22,077,789
Rayonier Advanced Materials, Inc. (a)	510,383	3,536,954
Sensient Technologies Corp.	345,689	26,165,200
Stepan Co.	175,657	19,294,165
Tredegar Corp. (b)	224,209	2,719,655
Trinseo PLC (b)	290,061	8,049,193
Tronox Holdings PLC	968,642	16,612,210
Valhi, Inc. (b)	17,749	458,457
		439,851,548
Construction Materials - 0.2%
Summit Materials, Inc. (b)	980,667	32,224,718
United States Lime & Minerals, Inc. (b)	16,158	2,452,784
		34,677,502
Containers & Packaging - 0.3%
Cryptyde, Inc. (a)(b)	136,811	29,483
Greif, Inc.:
Class A (b)	254,554	18,182,792
Class B (b)	1,882	155,077
Myers Industries, Inc. (b)	300,667	7,240,061
O-I Glass, Inc. (a)	1,282,642	24,690,859
Pactiv Evergreen, Inc.	357,975	4,120,292
Ranpak Holdings Corp. (A Shares) (a)(b)	358,662	2,747,351
TriMas Corp. (b)	344,023	10,592,468
		67,758,383
Metals & Mining - 1.7%
5E Advanced Materials, Inc. (a)(b)	318,753	3,139,717
Alpha Metallurgical Resources	125,938	20,267,202
Arconic Corp. (a)	838,113	19,704,037
ATI, Inc. (a)(b)	1,023,371	37,240,471
Carpenter Technology Corp.	394,436	19,047,314
Century Aluminum Co. (a)(b)	432,481	4,861,086
Coeur d'Alene Mines Corp. (a)(b)	2,307,710	8,976,992
Commercial Metals Co.	963,774	52,304,015
Compass Minerals International, Inc.	281,627	13,140,716
Constellium NV (a)	1,044,838	15,181,496
Dakota Gold Corp. (a)(b)	428,525	1,504,123
Haynes International, Inc.	100,914	5,619,901
Hecla Mining Co. (b)	4,572,486	28,212,239
Hycroft Mining Holding Corp. (a)(b)	1,229,099	736,107
Ivanhoe Electric, Inc. (a)(b)	120,979	1,602,972
Kaiser Aluminum Corp.	130,700	11,438,864
Materion Corp. (b)	168,556	15,212,179
Novagold Resources, Inc. (a)	1,965,152	12,400,109
Olympic Steel, Inc. (b)	79,784	3,529,644
Piedmont Lithium, Inc. (a)(b)	143,307	9,836,592
PolyMet Mining Corp. (a)(b)	242,610	635,638
Ramaco Resources, Inc. (b)	189,979	1,981,481
Ryerson Holding Corp.	161,321	6,157,623
Schnitzer Steel Industries, Inc. Class A	210,099	7,109,750
SunCoke Energy, Inc.	683,410	6,225,865
TimkenSteel Corp. (a)(b)	366,874	7,216,412
Warrior Metropolitan Coal, Inc.	425,720	16,126,274
Worthington Industries, Inc. (b)	259,789	14,774,200
		344,183,019
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	138,379	5,342,813
Glatfelter Corp.	374,302	1,639,443
Resolute Forest Products, Inc. (a)	370,221	8,037,498
Sylvamo Corp.	292,740	13,913,932
		28,933,686
TOTAL MATERIALS		915,404,138
REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 5.8%
Acadia Realty Trust (SBI)	782,261	12,148,513
Agree Realty Corp.	726,779	54,239,517
Alexander & Baldwin, Inc.	611,761	12,247,455
Alexanders, Inc.	18,835	4,469,169
American Assets Trust, Inc.	419,940	11,951,492
Apartment Investment & Management Co. Class A	1,235,025	9,275,038
Apple Hospitality (REIT), Inc.	1,788,788	31,715,211
Armada Hoffler Properties, Inc.	596,533	7,564,038
Ashford Hospitality Trust, Inc. (a)	286,018	1,970,664
Bluerock Homes Trust, Inc. (a)(b)	29,108	629,024
Braemar Hotels & Resorts, Inc.	579,438	3,071,021
Brandywine Realty Trust (SBI)	1,471,287	9,651,643
Broadstone Net Lease, Inc.	1,452,033	26,296,318
BRT Apartments Corp.	110,623	2,317,552
CareTrust (REIT), Inc.	806,096	16,702,309
CBL & Associates Properties, Inc. (b)	220,792	5,884,107
Centerspace	129,332	8,745,430
Chatham Lodging Trust	402,932	5,725,664
City Office REIT, Inc.	349,725	3,441,294
Clipper Realty, Inc.	95,498	672,306
Community Healthcare Trust, Inc.	207,383	8,892,583
Corporate Office Properties Trust (SBI)	940,384	26,396,579
CTO Realty Growth, Inc.	160,632	3,154,812
DiamondRock Hospitality Co.	1,744,690	16,801,365
Diversified Healthcare Trust (SBI)	2,007,436	1,588,685
Easterly Government Properties, Inc.	782,910	12,714,458
Elme Communities (SBI)	735,213	14,116,090
Empire State Realty Trust, Inc.	1,113,376	9,285,556
Equity Commonwealth	860,724	21,965,676
Essential Properties Realty Trust, Inc.	1,178,570	30,029,964
Farmland Partners, Inc.	422,381	5,440,267
Four Corners Property Trust, Inc.	702,178	20,194,639
Franklin Street Properties Corp.	863,615	2,659,934
Getty Realty Corp.	354,267	12,905,947
Gladstone Commercial Corp.	339,630	5,770,314
Gladstone Land Corp.	272,092	5,316,678
Global Medical REIT, Inc.	534,354	6,000,795
Global Net Lease, Inc.	885,082	13,231,976
Hersha Hospitality Trust	267,160	2,457,872
Independence Realty Trust, Inc.	1,880,741	35,414,353
Indus Realty Trust, Inc.	47,550	3,047,955
Industrial Logistics Properties Trust	561,152	2,474,680
InvenTrust Properties Corp.	567,302	14,108,801
iStar Financial, Inc.	584,283	5,422,146
Kite Realty Group Trust	1,811,344	39,306,165
LTC Properties, Inc.	334,148	12,747,746
LXP Industrial Trust (REIT)	2,270,858	26,228,410
National Health Investors, Inc.	349,429	20,556,908
Necessity Retail (REIT), Inc./The	1,142,309	7,801,970
NETSTREIT Corp. (b)	475,182	9,565,414
NexPoint Residential Trust, Inc.	191,480	9,669,740
Office Properties Income Trust	420,791	7,220,774
One Liberty Properties, Inc.	151,409	3,650,471
Orion Office (REIT), Inc.	487,778	4,707,058
Outfront Media, Inc.	1,222,635	24,330,437
Paramount Group, Inc.	1,567,373	10,109,556
Pebblebrook Hotel Trust	1,079,399	17,702,144
Phillips Edison & Co., Inc.	978,522	32,800,057
Physicians Realty Trust	1,903,539	30,190,129
Piedmont Office Realty Trust, Inc. Class A	1,053,715	11,169,379
Plymouth Industrial REIT, Inc.	326,052	7,297,044
Postal Realty Trust, Inc.	168,622	2,606,896
Potlatch Corp.	663,722	32,489,192
Retail Opportunity Investments Corp.	1,011,846	16,017,522
RLJ Lodging Trust	1,329,988	16,717,949
RPT Realty	717,947	7,524,085
Ryman Hospitality Properties, Inc.	445,310	41,364,846
Sabra Health Care REIT, Inc.	1,920,002	25,920,027
Safehold, Inc.	228,574	7,990,947
Saul Centers, Inc.	103,729	4,440,638
Service Properties Trust	1,363,073	12,144,980
SITE Centers Corp.	1,627,785	22,219,265
Stag Industrial, Inc.	1,503,628	53,529,157
Summit Hotel Properties, Inc.	875,057	7,455,486
Sunstone Hotel Investors, Inc.	1,760,422	19,347,038
Tanger Factory Outlet Centers, Inc.	844,514	16,138,663
Terreno Realty Corp.	620,988	40,010,257
The Macerich Co.	1,787,891	24,565,622
UMH Properties, Inc.	442,923	7,937,180
Uniti Group, Inc.	1,987,761	13,099,345
Universal Health Realty Income Trust (SBI)	114,220	6,260,398
Urban Edge Properties	959,509	15,112,267
Urstadt Biddle Properties, Inc. Class A	258,342	4,851,663
Veris Residential, Inc. (a)	715,332	12,375,244
Whitestone REIT Class B	411,215	4,280,748
Xenia Hotels & Resorts, Inc.	952,262	14,188,704
		1,211,751,411
Real Estate Management & Development - 0.7%
Anywhere Real Estate, Inc. (a)(b)	892,936	7,572,097
Compass, Inc. (a)(b)	2,268,951	9,121,183
Cushman & Wakefield PLC (a)(b)	1,319,847	19,045,392
Digitalbridge Group, Inc.	1,307,435	19,350,038
Doma Holdings, Inc. Class A (a)(b)	1,037,435	736,579
Douglas Elliman, Inc. (b)	637,455	2,970,540
eXp World Holdings, Inc. (b)	583,298	9,093,616
Forestar Group, Inc. (a)(b)	155,045	2,307,070
FRP Holdings, Inc. (a)(b)	53,058	2,980,268
Kennedy-Wilson Holdings, Inc. (b)	981,681	17,552,456
Marcus & Millichap, Inc. (b)	210,631	7,633,267
Newmark Group, Inc.	1,123,082	9,624,813
Offerpad Solutions, Inc. (a)(b)	535,794	491,591
RE/MAX Holdings, Inc.	152,725	3,483,657
Redfin Corp. (a)(b)	882,728	6,602,805
Stratus Properties, Inc.	43,798	964,432
Tejon Ranch Co. (a)	166,473	3,332,789
The RMR Group, Inc.	130,984	4,063,124
The St. Joe Co. (b)	287,085	13,521,704
Transcontinental Realty Investors, Inc. (a)(b)	10,137	461,234
		140,908,655
TOTAL REAL ESTATE		1,352,660,066
UTILITIES - 3.3%
Electric Utilities - 0.7%
Allete, Inc.	472,910	29,254,213
MGE Energy, Inc. (b)	301,555	22,046,686
Otter Tail Corp.	340,921	21,870,082
PNM Resources, Inc.	696,563	34,465,937
Portland General Electric Co.	737,855	35,107,141
Via Renewables, Inc. Class A, (b)	94,328	632,941
		143,377,000
Gas Utilities - 1.2%
Brookfield Infrastructure Corp. A Shares (b)	807,452	35,705,527
Chesapeake Utilities Corp.	144,877	18,266,092
New Jersey Resources Corp. (b)	794,039	39,638,427
Northwest Natural Holding Co.	289,816	14,531,374
ONE Gas, Inc.	446,432	36,768,140
South Jersey Industries, Inc.	1,003,290	36,208,736
Southwest Gas Corp.	554,976	37,144,544
Spire, Inc. (b)	423,482	30,583,870
		248,846,710
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc. Class A (a)(b)	359,135	2,880,263
Clearway Energy, Inc.:
Class A	807,856	25,891,785
Class C (b)	191,562	6,472,880
Montauk Renewables, Inc. (a)(b)	539,445	5,993,234
Ormat Technologies, Inc. (b)	405,189	37,500,242
Sunnova Energy International, Inc. (a)(b)	822,576	16,023,780
		94,762,184
Multi-Utilities - 0.5%
Avista Corp.	610,921	24,375,748
Black Hills Corp.	535,993	38,795,173
NorthWestern Energy Corp.	478,844	27,198,339
Unitil Corp.	132,639	6,919,777
		97,289,037
Water Utilities - 0.5%
American States Water Co. (b)	305,525	28,771,289
Artesian Resources Corp. Class A	69,136	4,072,110
California Water Service Group	450,046	27,529,314
Global Water Resources, Inc.	102,819	1,463,114
Middlesex Water Co.	145,476	12,199,617
Pure Cycle Corp. (a)	162,272	1,455,580
SJW Group	222,935	17,257,398
York Water Co.	119,531	5,432,684
		98,181,106
TOTAL UTILITIES		682,456,037
TOTAL COMMON STOCKS (Cost $19,044,489,053)		20,689,746,289

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (e) (Cost $20,606,104)	21,000,000	20,605,745

Money Market Funds - 17.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (f)	157,069,472	157,100,886
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	3,425,361,334	3,425,703,870
TOTAL MONEY MARKET FUNDS (Cost $3,582,786,793)		3,582,804,756

TOTAL INVESTMENT IN SECURITIES - 116.6% (Cost $22,647,881,950)	24,293,156,790
NET OTHER ASSETS (LIABILITIES) - (16.6)%	(3,461,547,713)
NET ASSETS - 100.0%	20,831,609,077

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2,163	Mar 2023	209,746,110	16,608,775	16,608,775

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,735,201.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	194,733,187	3,872,862,932	3,910,495,233	3,551,567	-	-	157,100,886	0.3%
Fidelity Securities Lending Cash Central Fund 4.38%	2,697,694,701	9,017,514,252	8,289,505,083	28,428,125	-	-	3,425,703,870	11.3%
Total	2,892,427,888	12,890,377,184	12,200,000,316	31,979,692	-	-	3,582,804,756

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Playstudios, Inc. Class A	-	3,295,368	-	-	-	(467,614)	-
Total	-	3,295,368	-	-	-	(467,614)	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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